As filed with the Securities and Exchange Commission on October 9, 2018

File Nos. 333–16093

811–07923

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N–1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post–Effective Amendment No. 84

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 85

CITY NATIONAL ROCHDALE FUNDS

(Exact Name of Registrant as Specified in its Charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of Principal Executive Office)

(800) 708-8881

(Registrant’s Telephone Number, Including Area Code)

Leigh Muniz

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and Address of Agent for Service)

Please Send Copy of Communications to:

Laurie Dee

Morgan, Lewis & Bockius LLP

600 Anton Boulevard, Suite 1800

Costa Mesa, CA 92626-7653

It is proposed that this filing will become effective:
[ ]	immediately upon filing pursuant to Rule 485(b)
[ ]	on January 31, 2018 pursuant to Rule 485(b)
[ ]	60 days after filing pursuant to Rule 485(a)(1)
[X]	75 days after filing pursuant to Rule 485(a)(2)
[ ]	on (date) pursuant to Rule 485(a)(1)

PROSPECTUS DATED December ___, 2018

City National Rochdale Short Term Emerging Markets Debt Fund
Institutional Class (_____) Class Y (_____) Class N (_____)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

table of contents

Summary
More About the Fund
More About the Fund’s Risks
Management of the Fund
How to Buy, Sell and Exchange Shares
Dividends and Taxes
Financial Highlights
Important Terms to Know
Privacy Principles
For More Information	Back Cover

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank or Royal Bank of Canada. Investing in mutual funds involves risks, including possible loss of principal.

The Fund’s Statement of Additional Information (the “SAI”) has more detailed information on all subjects covered in this Prospectus. Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

summary

City National Rochdale Short Term Emerging Markets Debt Fund

INVESTMENT GOAL

The City National Rochdale Short Term Emerging Markets Debt Fund (the “Fund”) seeks to generate interest income and preserve capital in order to achieve positive total returns.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Institutional Class	Class Y	Class N
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class		Class Y		Class N
Management Fees		0.__%		0.__%		0.__%
Distribution (12b-1) Fee		None		None		0.25%
Other Expenses
Shareholder Servicing Fee	None		0.25%		0.25%
Other Fund Expenses[1]	0.__%		0.__%		0.__%
Total Other Expenses		0.__%		0.__%		0.__%
Total Annual Fund Operating Expenses		___%		___%		___%

1	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$__	$__
Class Y	$__	$__
Class N	$__	$__

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES

At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) consists of bonds and other debt instruments issued by corporate, municipal, sovereign, sub-sovereign and quasi-sovereign issuers in emerging market countries. In particular, the Fund invests principally in short-term high yield debt instruments of corporate and sovereign issuers in or operating principally in emerging market countries. The Fund may also invest in securities of companies operating principally in frontier markets.

The Fund considers a company to be operating principally in an emerging market or frontier market country if (i) the company is incorporated or has its principal business activities in such a country, or (ii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, such a country. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or if it is included in the MSCI Emerging Markets Index. The Fund considers a country to be a frontier market country if it is included in the MSCI Frontier Markets Index. The Fund principally invests in U.S. dollar denominated securities, although it may invest in securities denominated in currencies of other developed markets or in local currencies of emerging and frontier market countries. The Fund may use foreign currency forward contracts to attempt to hedge against adverse changes in currency exchange rates.

The Fund’s investment strategy is to invest in corporate bonds and debentures, convertible securities (securities that may be exchanged, at the option of the holder, for equity securities), preferred securities, zero coupon obligations and debt securities that are issued by foreign issuers, including municipal and sovereign governments. The Fund’s sub-adviser seeks to invest in securities that offer a high risk-adjusted current yield as well as total return potential. In an effort to control risks, the sub-adviser purchases investments diversified across issuers and industries. The average maturity of the Fund’s investments varies, and generally the Fund will invest in bonds with maturities of no greater than two years. The Fund has no restrictions on individual security or portfolio duration. The Fund invests in fixed income securities rated at least B- by Standard & Poor’s Ratings Services, at least B3 by Moody’s Investors Service or at least B- by Fitch Ratings Inc. at the time of investment, or, if unrated, determined by the Fund’s investment adviser, City National Rochdale, LLC (the “Adviser”), or sub-adviser to be of comparable quality. The Fund may also invest in securities and debt of distressed issuers, provided that the sub-adviser believes there is a strong likelihood of repayment. Although the Fund’s sub-adviser considers credit ratings in selecting investments for the Fund, the sub-adviser bases its investment decision for a particular instrument primarily on its own credit analysis and not on a credit rating by a nationally recognized statistical rating organization. The sub-adviser considers, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage. The Fund may retain a security after it has been downgraded to any rating below the minimum credit ratings if the Adviser or sub-adviser determines that doing so is in the best interests of the Fund.

The Adviser and sub-adviser intend to accept investments for a subscription period of approximately six months after the Fund’s inception, after which the Fund intends to close to additional investment. The Adviser and sub-adviser intend to generally stop making new portfolio investments shortly thereafter. During the investment period the Adviser and sub-adviser intend to invest the Fund’s assets in securities with varied maturities of up to two years following the end of the subscription period, which securities are intended to generate steady cash flows and principal repayments over such two-year period. The Adviser and sub-adviser intend to distribute over that two-year period recognized income and return of capital (i.e., principal repayments in respect of securities) to shareholders on a monthly basis. Generally, the Adviser and sub-adviser expect the Fund to hold each portfolio investment until maturity, although the sub-adviser may sell a security in certain circumstances including to reduce or eliminate the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities, or to raise cash to meet redemption requests. The Adviser and sub-adviser expect that the Fund would be liquidated after all of its portfolio holdings have matured.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there are risks to investing. None of the Fund, the Adviser or the sub-adviser can guarantee that the Fund will meet its investment goal. The Fund exposes you to risks that could cause you to lose money. Here are the principal risks to consider:

Convertible Securities – Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities.

Credit – Changes in the credit quality rating of a security or changes in an issuer’s financial condition can affect the Fund. A default on a security held by the Fund could cause the value of your investment in the Fund to decline. Investments in lower rated debt securities involve higher credit risks. There is a relatively higher risk that the issuer of such debt securities will fail to make timely payments of interest or principal, or go bankrupt. Credit risk may be high for the Fund because it invests in fixed income securities which have lower investment quality ratings.

Defensive Investments – During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund’s investment goals.

Derivatives - Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.

Emerging Markets Securities – Many of the risks with respect to foreign securities are more pronounced for investments in developing or emerging market countries. Emerging market countries may have government exchange controls, more volatile currency exchange rates, less market regulation, and less developed securities markets and legal systems. Their economies may also depend heavily upon international trade and may be adversely affected by protective trade barriers and economic conditions of their trading partners.

Foreign Currency – As long as the Fund holds a foreign security, its value may be affected by the values of one or more foreign currencies relative to the U.S. dollar. For example, an issuer may issue bonds (borrow) denominated in U.S. dollars, but have revenues primarily denominated in the issuer’s local currency. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency, and currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the United States or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Foreign Securities – Investments in securities of foreign issuers tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Frontier Markets Securities – Frontier market countries are a sub-set of emerging market countries the capital markets of which are less developed, generally less liquid and have lower market capitalization than those of the more developed, “traditional” emerging markets but which still demonstrate a relative market openness to and accessibility for foreign investors. Frontier market countries generally have smaller economies and even less developed capital markets with relatively newer and less tested regulatory and legal systems than traditional emerging markets, and, as a result, the risks discussed above with respect to emerging markets are magnified in frontier market countries. Securities issued by borrowers in frontier market countries are often subject to extreme price volatility and illiquidity and effects stemming from government ownership or control of parts of the private sector and of certain companies, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and relatively new and unsettled securities laws.

High Yield (“Junk”) Bonds – High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

Interest Rate Risk of Preferred Stock – Like fixed income securities, preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Interest Rates –The value of fixed income securities will fall if interest rates rise. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. The Fund’s yield typically moves in the same direction as movements in short-term interest rates, although it does not do so as quickly. Recent and potential future changes in monetary policy made by central banks and governments are likely to impact the level of interest rates.

Issuers – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time.

Liquidity – High-yield bonds and lower rated securities may experience illiquidity, particularly during certain periods of financial or economic distress, causing the value of the Fund’s investments to decline. It may be more difficult for the Fund to sell its investments when illiquid or the Fund may receive less than it expects to receive if the security were sold. Additionally, one or more of the instruments in which the Fund invests may be permanently illiquid in nature and market prices for these instruments are unlikely to be readily available at any time. In the absence of readily available market prices or, as may be the case for certain illiquid asset-backed investments, the absence of any pricing service or observable pricing inputs, the valuation process will depend on the evaluation of factors such as prevailing interest rates, creditworthiness of the issuer, the relative value of the cash flows represented by the underlying assets and other factors. The sales price the Fund may receive for an illiquid security may differ from the Fund’s valuation of the illiquid security.

Management – The Fund’s performance depends on the Adviser’s and the sub-adviser’s skill in making appropriate investments. As a result, the Fund may underperform the markets in which it invests or similar funds.

Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Fund invests are affected by the economy. The value of the Fund’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies. In the past decade, financial markets around the world have experienced unprecedented volatility, depressed valuations, decreased liquidity and heightened uncertainty, and these market conditions may continue, recur, worsen or spread.

Market Risk of Fixed Income Securities – The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular bond with another, lower-yield security.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indicator that reflects only the view of the originating rating agency. If a rating agency revises downward or withdraws its rating of a security in which the Fund invests, that security may become less liquid or may lose value.

Redemptions – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs.

Special Situation Investments – Investments in the securities of distressed issuers (“Special Situation Investments”) involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, the Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of and immediately after the acquisition and at the close of each quarter of the taxable year, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets, and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The Fund intends to generally stop making new portfolio investments shortly after the approximately six-month investment period, which may affect how it meets the diversification requirements or may cause it to inadvertently fail to satisfy the diversification requirements. Similarly, the Fund’s satisfaction of the diversification requirements may affect the Fund’s execution of its investment strategy. If the Fund were to fail to meet the diversification requirements, the Fund would generally be subject to federal income tax on its net income at corporate rates (without reduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, the Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes.

Volatility – Because of the speculative nature of the securities in which the Fund invests, shares of the Fund may fluctuate in price more than other bond and income funds.

An investment in the Fund is not a deposit of City National Bank or Royal Bank of Canada and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

INVESTMENT ADVISER

City National Rochdale, LLC

SUB-ADVISER

GML Capital LLP (“GML”)

PORTFOLIO MANAGERS

Garrett R. D’Alessandro, the Adviser’s President and Chief Executive Officer, Matthew Peron, the Adviser’s Chief Investment Officer, and Thomas H. Ehrlein, Director, Portfolio and Alternative Analytics Group, have been jointly and primarily responsible for the day-to-day management of the Fund since the Fund’s inception in [December 2018].

PURCHASE AND SALE OF FUND SHARES

Class N shares of the Emerging Markets Fund may be purchased, redeemed or exchanged through the Fund’s transfer agent or through an approved broker-dealer or other financial institution (each an “Authorized Institution”). Class Y shares of the Fund may be purchased, redeemed or exchanged through fiduciary, advisory, agency, custodial and other similar accounts on platforms offered by financial intermediaries. Institutional Class shares of the Fund are available only to fiduciary, advisory, agency, custodial and other similar accounts maintained at City National Bank which meet the minimum initial investment requirement of $1,000,000, and certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. There is no minimum for subsequent investments in Institutional Class shares. The Fund reserves the right to change the minimum amount required to open an account without prior notice. The Fund may accept investments of smaller amounts at its discretion. There are no minimum purchase or minimum shareholder account balance requirements for either Class N or Class Y shares of the Fund; however, you will have to comply with any purchase and account balance minimums of your Authorized Institution. The Fund may require each Authorized Institution to meet certain aggregate investment levels before it may open an account with the Fund on behalf of its customers. Contact your Authorized Institution for more information.

The shares of the Fund are redeemable on any day that the NYSE is open for business. Contact the Fund’s transfer agent at 1-866-209-1967 or your Authorized Institution for instructions on how you may redeem or exchange shares of the Fund. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. Certain distributions may be treated as a return of capital for tax purposes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

more about the fund

The investment goal of the Fund is non-fundamental and can be changed without shareholder approval by the Fund’s Board of Trustees upon at least 60 days’ notice to shareholders. The Fund’s policy to invest at least 80% of its net assets in bonds and other debt instruments issued by corporate, municipal, sovereign, sub-sovereign and quasi-sovereign issuers of emerging market countries may be changed by the Board of Trustees upon at least 60 days’ notice to shareholders.

The Adviser serves as the Fund’s primary investment adviser and retains the authority to manage the Fund’s assets. The Adviser has, however, engaged GML to make day-to-day investment decisions for the Fund. The Adviser is responsible for overseeing and monitoring GML’s management of the Fund.

GML’s investment process combines “top down” and “bottom up” analyses. The “top down” approach includes analysis of prevailing national and international economic conditions, industry dynamics and political risk. The “bottom up” approach includes analysis of an issuer’s financial reports, cash flows, currency risk, leverage and capital structure. GML’s investment process encompasses financial reviews, meetings with companies’ management, on-the-ground intelligence from GML’s overseas offices, and external research and insights gleaned from legal advisers and industry contacts. GML generally selects investments to provide issuer, industry and country diversification and it expects the average credit rating of the Fund’s portfolio to be B or higher. All investments in the Fund’s portfolio are subject to periodic credit reviews when financial results become available, and when credit rating changes or other material economic developments are observed. GML’s credit analysis process includes not only a review of the rating agencies’ assigned ratings but also a review of the specific factors central to those ratings assessments, as well as the factors that could cause a change in the assigned ratings. See the SAI for a discussion of fixed income ratings.

GML considers duration and final maturity, among other factors, in selecting fixed income securities for the Fund. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. The final maturity of a security is the date on which the final (or single) repayment of principal is scheduled to be made.

If you wish to learn more about the Fund’s principal investments and other securities in which the Fund may invest, please review the SAI.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio holdings is available in the SAI.

more about the fund’s risks

PRINCIPAL RISKS OF THE FUND

Set forth below is more information about certain of the principal risks that apply to the Fund:

Conflicts of Interest – The Adviser and its affiliates are engaged in a variety of businesses and have interests other than that of managing the Fund. The broad range of activities and interests of the Adviser and its affiliates gives rise to actual, potential and perceived conflicts of interest that could affect the Fund and its shareholders.

The Adviser and its affiliates manage other funds and accounts that have investment objectives similar to those of the Fund and/or engage in transactions in the same types of securities and instruments as the Fund. Such transactions could affect the prices and availability of the securities and instruments in which the Fund invests, and could have an adverse impact on the Fund’s performance. These other funds and accounts may buy or sell positions while the Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund. A position taken by the Adviser or its affiliates, on behalf of one or more other funds or accounts, may be contrary to a position taken on behalf of the Fund or may be adverse to a company or issuer in which the Fund has invested.

The Adviser may have a financial incentive to implement or not implement certain changes to the Fund. For example, the Adviser may, from time to time, recommend a change in sub-adviser. The Adviser may benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee.

A further discussion of conflicts of interest appears in the SAI.

Convertible Securities – Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

Defensive Investments – The securities in which the Fund invests, and the strategies described in this Prospectus, are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents, which would not ordinarily be consistent with the Fund’s investment goals. The Fund is not required or expected to take such a defensive posture. But if used, such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions.

Derivatives – Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk, operational leverage risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price moves of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the difference between the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the sub-adviser would otherwise recommend, to the possible detriment of the Fund.

Emerging Markets Securities – Investments in emerging market countries are subject to all of the risks of foreign investing generally and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Less social, political and economic stability;

•	Smaller securities markets with low or nonexistent trading volume and greater illiquidity and price volatility;
•	Unpredictable changes in national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;
•	Less transparent and established taxation policies;
•	Less developed regulatory or legal structures governing private and foreign investments or allowing for judicial redress for injury to private property;
•	Less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;
•	Inadequate, limited and untimely financial reporting as accounting standards and auditing requirements may not correspond with standards generally accepted in the international capital markets;
•	Less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;
•	Insolvency of local banking systems due to concentrated debtor risk, imprudent lending, the effect of inefficiency and fraud in bank transfers and other systemic risks;
•	Less developed local banking infrastructure creating an inability to channel domestic savings to companies in need of finance which can therefore experience difficulty in obtaining working capital;
•	Risk of government seizure of assets;
•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States;
•	Greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;
•	Higher rates of inflation and more rapid and extreme fluctuations in inflation rates;
•	Greater sensitivity to interest rate changes;
•	Fraudulent activities of management;
•	Smaller, more volatile and less liquid securities markets;
•	Increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;
•	Greater debt burdens relative to the size of the economy;
•	More delays in settling portfolio transactions and heightened risk of loss from shareholder registration and custody practices;
•	Less assurance that recent favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries;
•	Trade embargoes, sanctions and other restrictions may, from time to time, be imposed by international bodies (for example, the United Nations) or sovereign states (for example, the United States) or their agencies on investments held or to be held by the Fund resulting in an investment or cash flows relating to an investment being frozen or otherwise suspended or restricted.

Because of the above factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Foreign Currency Risk – The Fund’s direct or indirect investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. The Fund may sell foreign currencies forward (in exchange for U.S. dollars) to hedge against the risks of variation in currency exchange rates relative to the U.S. dollar. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the ability of the Adviser to predict movements in exchange rates. Some countries in which the Fund may directly or indirectly invest may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments.

Foreign Securities – Investments in securities of foreign issuers tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities. For example, such investments may be adversely affected by changes in currency rates and exchange control regulations, unfavorable political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income. Foreign markets tend to be more volatile than the U.S. markets due to economic and political instability and regulatory conditions in some countries. Some risks of investing in securities of foreign companies include: (1) unfavorable changes in currency exchange rates, (2) economic and political instability, (3) less publicly available information, (4) less strict auditing and financial reporting requirements, (5) less governmental supervision and regulation of securities markets, (6) higher transaction costs, and (7) greater possibility of not being able to sell securities on a timely basis.

Frontier Markets Securities – Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries described above in “Emerging Markets Securities” are magnified in frontier market countries. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe, the Middle East, Central and South America, and Africa. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. These factors make investing in frontier market countries significantly riskier than in other countries.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may be adversely affected by economic conditions in the countries with which they trade.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly.

High Yield (“Junk”) Bonds – High yield bonds involve greater risks of default or downgrade, are more volatile than investment grade securities and are considered speculative by the major credit rating agencies. High yield bonds involve a greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns, which may result in a weakened capacity of the issuer to make principal or interest payments. High yield bonds are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions. The Fund may invest in unrated securities in certain limited circumstances; however the Fund will principally seek to invest in fixed income securities rated at least B- by Standard & Poor’s Ratings Services, at least B3 by Moody’s Investors Service or at least B- by Fitch Ratings Inc. at the time of investment. There is no lower limit on the ratings of high yield securities that may be purchased or held by an underlying fund. Lower rated securities and unrated equivalents are speculative and may be in default.

Interest and Credit Risk – The value of fixed income securities will generally fall if interest rates rise. Fixed income securities with longer maturities generally entail greater risk than those with shorter maturities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular security with another, lower-yield security.

In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed income securities held by the Fund. Credit risk relates to the ability of the issuer of a debt security to make interest and principal payments on the security as they become due. If the issuer fails to meet its obligations (e.g., to pay principal and/or interest when due) the net asset value of the Fund’s shares might be reduced. A downgrade in an issuer’s credit rating or other adverse news about an issuer can reduce the value of that issuer’s securities. The Fund’s investments in debt securities, particularly those below investment grade, are subject to risks of default. Where instruments held by the Fund are collateralized, the holders of the securities may have difficulty liquidating the collateral or enforcing their rights under the terms of the securities and related documents if a borrower defaults or collateral may be insufficient or set aside by a court. The Fund is also exposed to credit risk to the extent that it engages to a significant extent in the lending of Fund securities or the use of repurchase agreements.

Interest Rate Risk of Preferred Stock – Preferred stock is issued with a fixed par value and pays dividends based on a percentage of that par value at a fixed rate. As with fixed income securities, which also make fixed payments, the market value of preferred stock is sensitive to changes in interest rates. Preferred stock generally decreases in value if interest rates rise and increases in value if interest rates fall.

Issuer Risk – The Fund may be adversely affected if the issuers of securities that the Fund holds do not make their principal or interest payments on time. Additionally, the value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods or services, the historical and prospective earnings of the issuer, and the value of the issuer’s assets.

Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, which may prevent the Fund from selling particular securities at the price at which the Fund values them. The market for illiquid securities is more volatile than the market for liquid securities and it may be more difficult to obtain accurate valuations for the Fund’s illiquid investments.

Management – The Fund’s performance depends on the Adviser’s and sub-adviser’s skill in making appropriate investments. As a result, the Fund may underperform markets in which it invests or similar funds.

Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Fund invests are affected by the economy. The value of the Fund’s investments may decline in tandem with falls in other securities markets based on negative developments in the U.S. and global economies. In the past decade, financial markets around the world have experienced unprecedented volatility, depressed valuations, decreased liquidity and heightened uncertainty, and these market conditions may continue, recur, worsen or spread. This financial environment has caused a significant decline in the value and liquidity of many investments, and could make identifying investment risks and opportunities especially difficult. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes, and the practical implications for market participants, may not be fully known for some time.

The U.S. Government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and has begun raising interest rates. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the Fund invests.

Market Risk of Fixed Income Securities – By investing directly or indirectly in fixed income securities, the Fund may expose you to declines in a holding’s value. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated and longer-maturity securities more volatile than higher rated and shorter-maturity securities. Additionally, especially during periods of declining interest rates, borrowers may pay back principal before the scheduled due date, requiring the Fund to replace a particular bond with another, lower-yield security.

Rating Agencies – A credit rating is not an absolute standard of quality, but rather a general indication that reflects only the view of the originating rating agency from which an explanation of the significance of its ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings may have an effect on the liquidity or market price of the securities in which the Fund invests.

Redemptions – The Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, the decision maker may cause redemptions by those shareholders, which may further increase the Fund’s redemption risk. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

Special Situation Investments – Investments in the securities and debt of distressed issuers (“Special Situation Investments”) involve a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value. While offering an opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and potentially rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include convertible bonds and preferred stocks.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended, the Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, to qualify for the favorable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of and immediately after the acquisition and at the close of each quarter of the taxable year, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The Fund intends to generally stop making new portfolio investments shortly after the six-month investment period, which may affect how it meets the diversification requirements or may cause it to inadvertently fail to satisfy the diversification requirements. Similarly, the Fund’s satisfaction of the diversification requirements may affect the Fund’s execution of its investment strategy. If the Fund were to fail to meet the diversification requirements, the Fund would generally be subject to federal income tax on its net income at corporate rates (without reduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, the Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes.

Volatility Risk – Because of the speculative nature of the securities in which the Fund invests, shares of the Fund may fluctuate in price more than other bond and income funds. Income securities may exhibit price fluctuations when there are changes in interest rates, bond yield levels, liquidity, general economic conditions, and factors related to specific issuers in which the Fund invests, among other reasons. The fewer the number of issuers in which the Fund invests, the greater potential volatility of its portfolio.

NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS OF THE FUND

The following risks of the Fund referred to below are related to non-principal investment strategies of the Fund. These risks are in addition to the principal risks of the Fund discussed above.

Sector Exposure – From time to time the Fund may invest a significant portion of its total assets in issuers from various industries in one or more sectors of the global economy. To the extent the Fund’s assets are invested in securities relating to a particular sector of the economy, the Fund will be subject to market and economic factors affecting companies in that sector.

management of the fund

INVESTMENT ADVISER

The Adviser provides the Fund with investment management services. The Adviser’s address is City National Center, 400 North Roxbury Drive, Beverly Hills, California 90210.

The Adviser is a registered investment adviser that specializes in investment management for high-net-worth individuals, families and foundations. The Adviser has approximately $35.6 billion in assets under management as of October 31, 2017, and is a wholly-owned subsidiary of City National Bank (“CNB”), a federally chartered commercial bank founded in the early 1950s, which has provided trust and fiduciary services, including investment management services, to individuals and businesses for over 50 years. CNB currently provides investment management services to individuals, pension and profit sharing plans, endowments and foundations. As of October 31, 2017, CNB and its affiliates had approximately $62.2 billion in assets under administration, which includes approximately $46.4 billion in assets under management. CNB is a wholly-owned subsidiary of RBC USA Holdco Corporation, which is a wholly-owned indirect subsidiary of Royal Bank of Canada.

Subject to the oversight of the Board of Trustees, the Adviser has complete discretion as to the purchase and sale of investments for the Fund, consistent with the Fund’s investment objective, policies and restrictions.

The Fund pays the Adviser an annual advisory fee of [__]% of the Fund’s average daily net assets for its investment management services. GML is compensated out of the investment management fees paid to the Adviser.

The Adviser has contractually agreed to limit its fees or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) at or below the levels set forth in the following table. To the extent that the excluded expenses are incurred, total operating expenses may exceed the agreed upon limits. This agreement is in effect until January 31, 2020, and it may be terminated before that date only by the Fund’s Board of Trustees. Any fee reductions or reimbursements may be repaid to the Adviser within three years after they occur if such repayments can be achieved within the Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied. Any such repayments will be ratified by the City National Rochdale Funds’ Board of Trustees.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Adviser with respect to the Fund will be available in the Fund’s Semi-Annual Report for the fiscal period ended March 31, 2019.

Garrett R. D’Alessandro, Matthew Peron, and Thomas H. Ehrlein are the portfolio managers (“Portfolio Managers”) for the Fund.

Garrett R. D’Alessandro is the Adviser’s President and Chief Executive Officer and has over 27 years of experience in the investment industry. He joined the Adviser in 1986. Mr. D’Alessandro, a Chartered Financial Analyst, holds an MBA in Finance from the Stern School of Business at New York University.

Matthew Peron joined the Adviser in 2018. As Chief Investment Officer, he is responsible for developing the firm’s investment philosophy, and overseeing the firm’s asset allocation and investment strategies. Prior to joining the firm, Mr. Peron served as Executive Vice President and Managing Director of Global Equity at Northern Trust in Chicago. Prior to that role, he served as the director of equity research and was lead manager on several fundamental and quantitative strategies. Mr. Peron earned an MBA from the University of Chicago and a BS in Electrical Engineering from Swarthmore College.

Thomas H. Ehrlein joined the former Rochdale Investment Management (predecessor to the Adviser) in 2005. He oversees a number of business segments at the firm including investment oversight for all non-traditional investments and the portfolio analytics and modeling processes, and is the Portfolio Manager of the City National Rochdale High Yield Alternative Strategies Fund. Mr. Ehrlein is also a key member of the asset allocation committee at the Adviser. He has been in the Investment Management industry since 2000. Prior to 2005, Mr. Ehrlein was a Senior Consultant in the Investment Management division of FactSet Research Systems, Inc., where he performed financial market and portfolio management research and quantitative analysis for institutional money management firms, and a middle market lending credit analyst at ABN-Amro, North America. Mr. Ehrlein earned his BS in Finance from the University of Scranton and his MBA in Finance from Hofstra University.

The SAI contains additional information about the Adviser, the Sub-Adviser, and the Portfolio Managers, including the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Fund.

SUB-ADVISER

GML is a limited liability partnership organized under the laws of England & Wales. As of September 28, 2018, GML had approximately $[____] million in assets under management or advisory mandates. GML’s headquarters is located at The Met Building, 22 Percy Street, London W1T 2BU, United Kingdom and is ultimately controlled by Stefan Pinter. GML also provides investment advisory services to investment companies and other pooled investment vehicles.

 A discussion regarding the basis of the Board of Trustees’ approval of the sub-advisory agreement with GML with respect to the Fund will be available in the Fund’s Semi-Annual Report for the fiscal period ended March 31, 2019.

EXEMPTIVE ORDER

Under current law, the appointment or replacement of a sub-adviser generally would require the approval of a fund’s shareholders. However, the Trust has received an exemptive order from the Securities and Exchange Commission (the “SEC”) which permits the Adviser, subject to certain conditions required by the SEC, to retain an unaffiliated sub-adviser, or terminate or replace a sub-adviser to the Fund, with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders of the Fund would be notified of any change in any such sub-advisers and be provided with information regarding any new sub-adviser. This exemption does not apply to any sub-adviser affiliated with the Adviser.

The order from the SEC granting this exemption benefits shareholders by enabling the Fund to operate in a less costly and more efficient manner. The Adviser has the ultimate responsibility to monitor any sub-advisers and recommend their hiring, termination and replacement. The Adviser may also terminate any sub-adviser and assume direct responsibility for the portfolio management of the Fund with the approval of the Board of Trustees, but without obtaining shareholder approval.

ADMINISTRATOR

SEI Investments Global Funds Services (the “Administrator”) serves as administrator and fund accountant to the Fund. The Administrator is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISTRIBUTOR

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a plan for its Class N shares, where applicable, under Rule 12b-1 of the 1940 Act. The plan allows the Fund to pay to the Distributor distribution fees of 0.25% of average daily net assets for the sale and distribution of its Class N shares. The Distributor pays some or all of such distribution fees to broker-dealers and other financial intermediaries (primarily CNB and City National Securities, LLC and RIM Securities LLC, which are affiliates of the Adviser) as compensation for providing distribution-related services. Because the distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any distribution fees it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Institutional Class and Class Y shares of the Fund are not subject to distribution fees under the plan.

SHAREHOLDER SERVICING FEES

The Fund is subject to shareholder service agreements that allow the Fund to pay fees of 0.25% of its average daily net assets for non-distribution services provided to shareholders of Class N shares. Class Y shares of the Fund are subject to a shareholder service plan that allows such shares to pay up to 0.25% of the average daily net assets attributable to such shares for non-distribution services provided to holders of such shares. Because these fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment.

COMPENSATION TO DEALERS AND SHAREHOLDER SERVICING AGENTS

In addition to payments made by the Fund for distribution and/or shareholder servicing, the Adviser may pay out of its own assets, and at no cost to the Fund, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.

In return for these payments, the Fund may receive certain marketing or servicing advantages including, without limitation, inclusion of the Fund on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Fund on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. The Fund and its shareholders may also receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Adviser for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front or ongoing payments or both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

how to buy, sell and exchange shares

Here are the details you should know about how to purchase, sell (sometimes called “redeem”) and exchange shares.

GENERAL INFORMATION

Shares of the Fund are offered through approved broker-dealers or other financial institutions (each an “Authorized Institution”). If you purchase shares of the Fund through an Authorized Institution, your Authorized Institution is responsible for maintaining your individual account records, processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Summary Prospectus. You will also generally have to address your correspondence or questions regarding the Fund to your Authorized Institution.

Shares of the Fund are offered directly as well as through Authorized Institutions.

See “Purchase and Sale of Fund Shares” in the Summary for the Fund for information regarding the persons eligible to invest in each class of Fund shares.

The Fund may not be available in all states. Shares of the Fund have not been registered for sale outside of the United States.

PRICING OF FUND SHARES

How and when we calculate the Fund’s net asset value per share (“NAV”) determines the price at which you will buy or sell shares. We calculate the NAV once each day as of the close of trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Time, each day the NYSE is open for business. The NYSE is open for business Monday through Friday except in observation of the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. NYSE holiday schedules are subject to change without notice. On any business day when the NYSE closes early, the Fund will also close trading early and the NAV will be calculated at the early NYSE closing time.

Shares of the Fund may be purchased or sold on any day that the NYSE is open for business. Additionally, the Fund reserves the right to open for business on days the NYSE is closed due to an emergency or other unanticipated event, but the Federal Reserve Bank of New York is open. Shares of the Fund, however, cannot be purchased or sold by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. On any business day when the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the securities markets close early due to an emergency or other unanticipated event, the Fund reserves the right to close early. If the Fund does so, it will not grant same business day credit for purchase and redemption orders received after the Fund’s closing time and credit will be given on the next business day.

If the Fund or your Authorized Institution, as applicable, receives your purchase, redemption or exchange request in good order from you on a business day before the close of trading on the NYSE, we will price your order at that day’s NAV. If the Fund or your Authorized Institution, as applicable, receives your request in good order on a business day from you after these times, we will price your order at the next day’s NAV. In some cases, however, you may have to transmit your request to your Authorized Institution by an earlier time in order for your request to be effective on the day of transmittal. This allows your Authorized Institution time to process your request and transmit it to the Fund before the trading deadline. “In good order” means that the Fund has received and processed your account application and has received all required information and documentation, including, as applicable, the information described under “Customer Identification and Verification” and “Anti-Money Laundering Program” below and any required signature guarantees. To ensure that your request is in good order, follow the directions for purchasing shares as described under “How to Buy Shares”.

CALCULATION OF NAV

NAV for one share of the Fund is the value of that share’s portion of the net assets (i.e., assets less liabilities) of the Fund. We calculate the NAV of the Fund by dividing the total net value of the assets of the Fund by the number of outstanding shares of the Fund. We base the value of the investments of the Fund on their market values, usually the last price reported for each security before the close of the market that day. The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or other techniques and methodologies. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, a market price may be obtained by the Adviser using quotations from one or more broker/dealers.

A market price may not be available for securities that trade infrequently. If market prices are not readily available or considered to be unreliable by the Adviser, fair value prices may be determined by the Fund’s Fair Value Committee. The Fair Value Committee in good faith uses methods approved by and under the ultimate supervision of the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the Fund calculates its NAV, the Fair Value Committee will determine the security’s fair value. In determining the fair value of a security, the Fair Value Committee will consider the Adviser’s (or the sub-adviser’s) valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. If the Fund uses fair value to price securities it may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. The Board of Trustees reviews all fair value determinations.

The Fund may invest in securities listed on foreign exchanges or which trade over-the-counter and which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of the Fund’s shares may be significantly affected on any day when the Fund does not price its shares and when you are not able to purchase or redeem the Fund’s shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined for the Fund, such investments or exchange rates will be valued at their fair value as discussed above.

More details about how we calculate the NAV for the Fund may be found in the SAI.

HOW TO BUY SHARES

To purchase shares of the Fund, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may establish higher minimum investment requirements than the Fund, and may charge a fee for its services, in addition to the fees charged by the Fund.

The Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

There are two additional ways to purchase shares of the Fund:

By Mail – To open a new account, complete and sign an application. Applications are available by calling (866) 209-1967. Make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank and payable in U.S. dollars. In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your account application in accordance with the Trust’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number, and permanent street address. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please contact the Fund transfer agent at 1-866-209-1967 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such reasonable belief is established. The Fund reserves the right to close the account within five business days if clarifying information/documentation is not received.

Send your completed application and check to:

Regular Mail:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

To add to an existing account, make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank. Please include your account number on the check and send your check to:

Regular Mail:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the post office box of U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), of purchase orders does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders is based on when the order is received at the transfer agent’s offices.

By Wire – If you are making an initial investment in the Fund, before you wire funds, please call us at (866) 209-1967 to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. You may then contact your bank to initiate the wire using the following wire instructions:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services
Account #112-952-137
For further credit to City National Rochdale Funds
[Name of Fund]
[Shareholder name and account number]

If you wish to add to an existing account by Federal Funds wire payment, please call us at (866) 209-1967, during business hours, to advise of your intent to wire funds. This will ensure prompt and accurate credit to your account upon receipt of your wire.

The Fund does not impose charges for wire services, but your bank may impose such charges. The Fund and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

General – The Fund reserves the right to reject any purchase request, including a purchase request that may disrupt the Fund’s operation or performance as described below under “Customer Identification and Verification” and “Anti-Money Laundering Program.” The Fund will not be responsible for any loss of potential investment gains resulting from your inability to invest in the Fund because of the Fund’s rejection of a purchase request based on the Fund’s obligation to deter money laundering under Federal law or the Fund’s determination that the purchase request will disrupt the Fund’s operation. When the Fund rejects a purchase request, the funds received from the shareholder or account applicant will not be invested in the Fund. Instead, a check from the Fund for the full amount of the check received by the Fund will be returned to the shareholder or account applicant as soon as possible after receipt by the Fund’s transfer agent of the purchase request. The return of funds to a shareholder or account applicant may be delayed as a result of the Fund’s compliance with Federal law relating to money laundering.

All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Fund’s transfer agent may charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Fund may return investments received without a certified taxpayer identification number.

RETIREMENT PLANS

The Fund is generally available in Individual Retirement Account (“IRA”) and Roth IRA plans offered by your Authorized Institution. You may obtain information about opening an IRA account by contacting your financial representative. If you wish to open another type of retirement plan, please contact your Authorized Institution.

AUTOMATIC INVESTMENT PLAN

Once you open your account, you may make subsequent investments (minimum of $25) into the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking or savings account on a bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an Automated Clearing House (“ACH”) member. The Transfer Agent is unable to debit mutual fund or pass through accounts. The Trust may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request. You may modify or terminate your participation in the AIP by contacting the Transfer Agent five days prior to the effective date. If your bank rejects your payment for any reason, the Transfer Agent will charge a $25 fee to your account. Please contact the Transfer Agent at 1-866-209-1967 for more information about the Fund’s AIP.

TELEPHONE PURCHASES

Investors may purchase additional shares of the Fund by calling 1-866-209-1967. If you did not decline telephone options on your account application, you may also make additional purchases via Electronic Funds Transfer from your checking/savings account. If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be a minimum of $100. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Telephone trades must be received by or prior to the Fund’s deadline or market close. Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. You must have submitted a voided check or savings deposit slip to have banking information established on your account prior to making a purchase. Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern Time.]

FOREIGN INVESTORS

Shares of the Fund have not been registered for sale outside of the United States. The City National Rochdale Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

HOW TO SELL SHARES

You may redeem some or all of your shares of the Fund on any day the NYSE is open for regular session trading. If you purchased Fund shares through an Authorized Institution, you may sell your shares only through your Authorized Institution. To sell shares of the Fund, you should contact your Authorized Institution and follow its procedures. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Fund.

Redemption requests for the Fund must be received by the Fund or your Authorized Institution before 4:00 p.m., Eastern Time or the Authorized Institution’s earlier applicable deadline.

As long as the Fund or its agents receive your redemption request in good order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) or the applicable earlier deadline, your shares will be sold at that day’s NAV. A redemption request is in good order if it includes all required information. If the Fund receives your redemption request after the close of regular trading on the NYSE or the applicable earlier deadline, your redemption request will be executed the next business day, and your shares will be sold at the next day’s NAV. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations.

You will be charged a redemption fee of 2.00% of the value of the Fund shares being redeemed if you redeem your shares of the Fund within 90 days of purchase. The first-in-first-out method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from the sale proceeds and is retained by the Fund for the benefit of its remaining shareholders. The fee will not apply to redemptions (i) due to a shareholder’s death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestments of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any such plan, to comply with minimum distribution requirements, (v) effected pursuant to asset allocation programs, wrap fee programs, and other investment programs offered by financial institutions where investment decisions are made on a discretionary basis by investment professionals, or (vi) effected pursuant to an automatic non-discretionary rebalancing program. The Fund reserves the right to waive this fee in other circumstances if the Adviser determines that doing so is in the best interests of the Fund.

Normally, the Fund will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

The Fund generally pays sale (redemption) proceeds in cash. The Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Fund may also satisfy redemption requests by drawing on a line of credit. The Fund uses these methods during both normal and stressed market conditions. During conditions where cash redemptions are unwise and/or detrimental to the Fund and its shareholders (e.g., the amount you are redeeming is large enough to affect the Fund’s operation), the Fund reserves the right to make redemptions in readily marketable portfolio securities rather than cash (a “redemption in kind”). The Fund may redeem shares in kind during both normal and stressed market conditions. If your shares were ever redeemed in kind, you would be responsible for paying the transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would be subject to market exposure on securities received from the Fund until you sold them. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

The Fund may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; there are emergency circumstances as determined by the SEC; or the SEC has by order permitted such suspension to protect shareholders of the Fund.

If you purchased shares of the Fund directly, you may redeem some or all of your shares in the following ways. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account or will be sent via the ACH network to the bank instructions on your account.

By Mail – Complete a written redemption request that includes the Fund’s name, your account number, each account owner’s name and address, the dollar amount or number of shares to be sold, and the signature of each owner as it appears on the account with a signature guarantee, if applicable. Send the written request to:

Regular Mail:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp’s post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of redemption requests is based on when the order is received at the transfer agent’s offices.

By Wire – Redemption proceeds may be wired to the pre-determined bank instructions on your account. The transfer agent charges a $15 fee for each wire transfer. The fee will be deducted from your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

By Telephone – If you did not decline telephone options on your account application or by subsequent arrangement in writing, you may redeem shares up to $50,000 by calling (866) 209-1967. You will need to provide your account number, the exact name(s) in which the account is registered and taxpayer identification number. We may also require additional forms of identification. Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record. Wires are subject to a $15 fee paid by the investor. The investor does not incur any charge when proceeds are sent via the ACH system and credit is usually available in the investor’s account within 2-3 days.

General – Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at (866) 209-1967 before attempting to redeem from these types of accounts.

If you have recently purchased shares by check or electronic funds transfer through the ACH network, the Fund may withhold redemption proceeds until your purchase amount has cleared, which may take up to 15 calendar days from the date of purchase. Shareholders who have an IRA must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA accounts may be redeemed by telephone at (866) 209-1967. IRA investors will be asked whether or not to withhold taxes from any distribution.

HOW TO EXCHANGE SHARES

You may exchange shares of the Fund for the same class of shares of any other series of City National Rochdale Funds, which are offered in a separate prospectus. When you exchange shares, you are really selling your shares and buying other shares, so your sale price and purchase price will be based on the NAVs of the relevant Funds next calculated after we receive your exchange request. Exchange instructions must be received before the close of trading on the NYSE.

If you wish to exchange shares of the Fund that you purchased through an Authorized Institution, you should contact your Authorized Institution. Your Authorized Institution may charge you transaction fees and additional amounts for its services.

If you wish to exchange between the Fund and another series of City National Rochdale Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between the Fund and another series of City National Rochdale Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number.

By Mail – Send a written request using the procedures for written redemption requests above. No signature guarantee is required. For further information, please call us at (866) 209-1967.

By Telephone – You must have not declined telephone options on your initial account application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to:

City National Rochdale Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

To request an exchange, please call us at (866) 209-1967. Shares exchanged by telephone must have a value of $1,000 or more. Exchange instructions must be received before 4:00 p.m., Eastern time.

INACTIVE AND LOST ACCOUNTS

Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

It is important that the Fund maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

ADDITIONAL INFORMATION ABOUT TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Fund or its services providers, as applicable, will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, neither the Fund nor its service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Telephone trades must be received by or prior to the Fund’s deadline or market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).]

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Fund against fraud, signatures on certain requests must have a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from domestic banks, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. A signature guarantee from either a Medallion program member or a non-Medallion program member is required for any of the following:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Additionally, the Fund reserves the right, in its sole discretion, to waive any signature guarantee requirement.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares. The Fund discourages short-term or other excessive trading (such as market timing) into and out of the Fund because such trading may harm performance by disrupting portfolio management strategies and by increasing expenses. The Fund does not accommodate frequent purchases and redemptions of Fund shares, and reserves the right to reject or cancel (generally within one business day of receipt of the purchase order) without any prior notice, any purchase or purchase portion of any exchange order, including transactions representing excessive trading and, as applicable, transactions accepted by any shareholder’s Authorized Institution.

The transfer agents for the Fund have procedures in place designed to detect and prevent market timing activity. The Adviser also participates in the enforcement of the Fund’s market timing prevention policy by monitoring transaction activity in the Fund. The Adviser and the transfer agents currently monitor for various patterns in trading activity in client accounts, including omnibus accounts, such as a purchase and sale of shares of the Fund (a “round trip”) within 30 days, multiple round trips within several months, and four exchanges per quarter. These parameters are subject to change.

Shareholders seeking to engage in excessive trading practices may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent excessive trading, there is no guarantee that the Fund or its transfer agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries. However, the Fund does attempt to review excessive trading at the omnibus level and work with each intermediary in enforcing the Fund’s policies and procedures if suspicious activity is detected. In addition, the Distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for excessive trading. If the Fund or its service providers find what they believe may be market timing activity in an omnibus account with respect to the Fund, they will contact management of the Fund, who will review the activity and determine what action, if any, the Fund will take. Possible actions include contacting the financial intermediary and requesting assistance in identifying shareholders who may be engaging in market timing activity, and restricting or rejecting future purchase or exchange orders with respect to shareholders found to be engaging in such activity. There are no assurances that the Fund or its service providers will successfully identify all omnibus accounts engaged in excessive trading, or that intermediaries will properly administer their excessive trading monitoring policies. If you invest in the Fund through an intermediary, please read that firm’s materials carefully to learn of any other rules or fees that may apply.

COMPLIANCE WITH APPLICABLE CUSTOMER IDENTIFICATION, VERIFICATION, AND ANTI-MONEY LAUNDERING REQUIREMENTS

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: when you open an account, you will be asked to provide certain information, which includes your name, address, date of birth, and other information that will serve as a basis to establish your identity. This information is subject to verification. The Fund is required by law to reject your investment if the required identifying information is not provided.

In certain instances, the Fund, or an Authorized Institution on behalf of the Fund, may be required to collect documents pursuant to certain applicable legal obligations. Documents provided in connection with your application will be used solely to establish and verify your identity. Attempts to collect missing information required on the application will be performed by contacting you or, if applicable, your broker or Authorized Institution. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined after receipt of your application in proper form. However, the Fund reserves the right to close your account if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until clearance of your original check. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

dividends and taxes

DIVIDENDS

The Fund declares investment income daily and distributes it monthly as a dividend to shareholders. You will begin earning dividends on the Fund on the business day following your purchase order settlement. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Following its fiscal year end (September 30), the Fund may make additional distributions to avoid the imposition of a tax.

The Fund automatically reinvests your dividends and capital gains distributions in additional full or fractional shares, unless you instruct your Authorized Institution or the Fund, as applicable, in writing or by telephone prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your notice is received if given five days prior to the record date of the distribution. To cancel your election, please write or call your Authorized Institution or the Fund, as applicable. Proceeds from dividends or distributions will normally be sent on the business day after dividends or distributions are credited to your account.

TAXES

The following discussion is very general and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

You will generally have to pay federal income taxes, as well as any state and local taxes, on distributions received from the Fund, whether the distributions are paid in cash or additional shares. If you sell Fund shares [or exchange them for shares of another Fund], it is generally considered a taxable event. The following table summarizes the tax status of certain transactions related to the Fund:

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares owned more than one year
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain
Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income; certain dividends potentially taxable at long-term capital gain rates

Distributions of net capital gain are taxable to you as long-term capital gain regardless of how long you have owned your shares. Certain dividends may be “qualified dividend income,” which for non-corporate shareholders is taxed at reduced rates. A portion of the dividends received from the Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.

Distributions in excess of current and accumulated earnings and profits will, as to each shareholder, constitute a tax-free return of capital to the extent of the shareholder’s basis in his or her shares of the Fund and constitute a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares of the Fund.

Distributions derived from interest on U.S. government securities (but not distributions of gain from the sale of such securities) may be exempt from certain state and local taxes. Consult your tax adviser for restrictions and details.

You may want to avoid buying shares of the Fund when the Fund is about to declare a capital gain distribution, because it will be taxable to you even though it may effectively be a return of a portion of your investment.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount. This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends, interest and certain capital gains are generally taken into account in computing a shareholder’s net investment income.

The Fund’s dividends and other distributions are generally treated as received by shareholders when they are paid. However, if any dividend or other distribution is declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or other distribution will be treated as received by each shareholder on December 31 of the year in which it was declared.

After the end of the year, the Fund will provide you with information about the dividends and distributions you received and any redemptions of shares during the previous year. If you are neither a citizen nor a resident of the United States, certain dividends that you receive from the Fund may be subject to federal withholding tax. To the extent that the Fund’s distributions consist of ordinary dividends or other payments that are subject to withholding, the Fund will withhold federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Ordinary dividends that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding. In general, the Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest and the Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, dividends, and other distributions. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States. The backup withholding rate is currently 24%.

If the Fund meets certain requirements with respect to its holdings, it may elect to “pass through” to shareholders foreign taxes that it pays, in which case each shareholder will include the amount of such taxes in computing gross income, but will be eligible to claim a credit or deduction for such taxes, subject to generally applicable limitations on such deductions and credits. If the Fund does not so elect, the foreign taxes paid or withheld will nonetheless reduce the Fund’s taxable income.

The Fund’s investment in certain foreign securities, foreign currencies or foreign currency derivatives may affect the amount, timing, and character of Fund distributions to shareholders.

More information about taxes is contained in the Fund’s SAI.

financial highlights

Because the Fund has not commenced operations as of the date of this Prospectus, no financial information is available.

important terms to know

7-Day Yield — the dividend and interest earned by the Fund, and paid out during the seven-day period, minus any management fees incurred during those seven days.

30-Day SEC Yield — a standard yield calculation developed by the SEC, which reflects the dividends and interest earned by the Fund during a 30-day period, after the deduction of the Fund’s expenses.

Duration — a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.

Effective Yield — the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

Liquidity — the ability to turn investments into cash.

Quality — the credit rating given to a security by a nationally recognized statistical rating organization.

Yield — the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

Bloomberg Barclays U.S. 1-5 Year Government Bond Index — an index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

privacy principles

City National Rochdale Funds and its affiliates know our shareholders expect and rely upon us to maintain the confidentiality and privacy of all of the information about them in our possession and control. Maintaining the trust and confidence of our shareholders is our highest priority. We have adopted and published the City National Rochdale Funds’ Statement of Privacy Principles to guide our conduct when we collect, use, maintain or release shareholder information and to assist our shareholders and others to better understand our privacy practices in general and as they apply to nonpublic personal information in particular. Certain information regarding the Fund’s Privacy Principles is summarized below.

We will obey all applicable laws respecting the privacy of nonpublic personal information and will comply with the obligations of the law respecting nonpublic personal information provided to us. We collect, use and retain the information, including nonpublic personal information, about our shareholders and prospective shareholders that we believe is necessary for us to understand and better meet their financial needs and requests, to administer and maintain their accounts, to provide them with our products and services, to anticipate their future needs, to protect them and us from fraud or unauthorized transactions, and to meet legal requirements.

We may share information regarding our shareholders with our affiliates as permitted by law because some of our products and services are delivered through or in conjunction with our affiliates. We instruct our colleagues to limit the availability of all shareholder information within our organization to those colleagues responsible for servicing the needs of the shareholder and those colleagues who reasonably need such information to perform their duties and as required or permitted by law.

We do provide shareholder information, including nonpublic personal information, to our vendors and other outside service providers whom we use when appropriate or necessary to perform and enhance our shareholder services. When we provide shareholder information to anyone outside our organization, we only do so as required or permitted by law. We require all of our vendors and service providers who receive shareholder information from us to agree to maintain the information in confidence, to limit the use and dissemination of the information to the purpose for which it is provided and to abide by the law. To the extent permitted by law, we undertake to advise a shareholder of any government or other legal process served on us requiring disclosure of information about that shareholder.

Except as stated above, we limit our disclosure of non-public personal information to third parties to the following circumstances: (i) when requested to do so by the shareholder; (ii) when necessary, in our opinion, to effect, administer, or enforce a shareholder initiated transaction; and (iii) when required or permitted to do so by law or regulation, including authorized requests from government agencies and if we are the victim of fraud or otherwise suffer loss caused by the unlawful act of the shareholder.

A full copy of the City National Rochdale Funds’ Statement of Privacy Principles is available at citynationalrochdalefunds.com. Should you have any questions regarding the Fund’s Privacy Principles, please contact your investment professional or the Fund at (888) 889-0799.

STATEMENT OF ADDITIONAL INFORMATION

CITY NATIONAL ROCHDALE FUNDS

400 North Roxbury Drive, Beverly Hills, California 90210

CITY NATIONAL ROCHDALE SHORT TERM EMERGING MARKETS DEBT FUND

Institutional Class (_____)

Class Y (_____)

Class N (_____)

December __, 2018

Mutual fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other governmental agency. Mutual fund shares are not bank deposits, nor are they obligations of, or issued, endorsed or guaranteed by City National Bank (“CNB”) or Royal Bank of Canada. Investing in mutual funds and other securities involves risks, including possible loss of principal.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated December __, 2018, which may be amended from time to time (the “Prospectus”), for the City National Rochdale Short Term Emerging Markets Debt Fund (the “Fund”). The Fund is a series of City National Rochdale Funds (the “Trust”), an open-end, management investment company. To obtain a free copy of the above-referenced Prospectus, please call (888) 889-0799 or visit citynationalrochdalefunds.com.

TABLE OF CONTENTS

THE FUND	1
INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS	2
INVESTMENT RESTRICTIONS	50
MANAGEMENT OF THE TRUST	55
PORTFOLIO TRANSACTIONS	78
DISTRIBUTIONS AND TAXES	80
SHARE PRICE CALCULATION	91
DISTRIBUTION PLAN	94
SHAREHOLDER SERVICES AGREEMENT	95
Marketing and Support Payments	98
EXPENSES	98
CODES OF ETHICS	99
DISCLOSURE OF PORTFOLIO HOLDINGS	99
PROXY VOTING	101
GENERAL INFORMATION	101
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	102
PERFORMANCE INFORMATION	110
PURCHASE AND REDEMPTION OF SHARES	113
OTHER INFORMATION	114
FINANCIAL STATEMENTS	115
APPENDIX A – PROXY VOTING POLICIES	A-1
APPENDIX B – RATINGS OF INVESTMENT SECURITIES	B-1

i

THE FUND

The Fund commenced operations on December __, 2018. City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) is the investment adviser to the Fund. City National Rochdale is an affiliate of CNB.

The Fund is a diversified fund, which means that it may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer and in not more than 10% of the outstanding voting securities of an issuer. These limits do not apply to cash, Government securities, and securities of other investment companies.

As the investment adviser to the Fund, City National Rochdale delegates day-to-day management of the Fund to GML Capital LLP (“GML” or the “Sub-Adviser”).

INVESTMENT TECHNIQUES AND RISK CONSIDERATIONS

The Prospectus describes the principal and material non-principal strategies and risks of investing in the Fund. This SAI provides additional information about the Fund’s principal strategies and risks and further describes non-principal strategies and risks of the Fund that an investor should also consider.

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; and China's economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. In times of market volatility or dramatic reductions in trading activity, among other issues, it is difficult for the Fund to properly value its investments and the Fund may not be able to purchase or sell an investment at an attractive price, if at all. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

PERMITTED INVESTMENTS

Investments by the Fund may include the following types of securities.

Asset-Backed Securities. The Fund may (as a non-principal investment strategy) invest in asset-backed securities. These types of securities represent a direct or indirect participation in, or are secured by and payable from, cash flows from pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements.

Payment of principal and interest on asset-back securities may largely depend upon the cash flows generated by the assets backing the securities. In an effort to lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Credit support for asset-backed securities may be based on the underlying assets or credit enhancements provided by a third party. Credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies, letters of credit obtained from third parties, various means of structuring the transaction, or a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

Asset-backed securities are subject to the risk of prepayment. Prepayments of principal of asset-backed securities affect the average life of the asset-backed securities in the Fund’s portfolio. Prepayments are affected by the level of interest rates and other factors, including general economic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, affecting the Fund’s yield. Thus, asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates.

The values of asset-backed securities are affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and the exhaustion of any credit enhancement. In its capacity as purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by the borrower. Asset backed securities may present certain risks not relevant to mortgage-backed securities. Assets underlying asset-backed securities such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed.

Asset-backed securities are relatively new and untested instruments and may be subject to greater risk of default during periods of economic downturn than other securities. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities, which may result in difficulty in valuing asset-backed securities.

Borrowing Policy. The Fund may borrow money as permitted by Section 18 of the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations thereunder, which limit the Fund to borrowing in an amount up to 33 1/3% of the value of the Fund’s total assets. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis will not be deemed the borrowing of money. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

Borrowing for investment purposes is one form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. Because substantially all of the Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the NAV of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds.

The Trust has entered into a line of credit agreement with the Trust’s custodian in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while borrowings are outstanding. If for any reason the current value of the total assets of the Fund falls below an amount equal to three times the amount of indebtedness for money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary to meet that limitation. Any borrowings under this provision will not be collateralized.

Collateralized Debt Obligations. The Fund (as a non-principal investment strategy) may invest in collateralized debt obligations (“CDOs”), which are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Concentration. The Fund may not concentrate (i.e., invest more than 25% of its net assets) in any industry, except that the Fund may invest more than 25% of its net assets in the securities of other registered investment companies and the Fund may invest more than 25% of its net assets in securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Additionally, the Fund may invest more than 25% of its net assets in repurchase agreements secured by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Convertible Securities and Warrants. The Fund may (as a non-principal investment strategy) invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price or stated rate within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay fixed dividends. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Corporate Bonds. The Fund (as a principal investment strategy) will invest in corporate bonds. Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by shareholders, the corporation promises to pay bondholders interest and to repay the principal amount of the bond or note.

Credit Linked Notes. The Fund (as a non-principal investment strategy) may invest in credit linked notes (“CLNs”), which are a type of hybrid instrument in which a special purpose entity (the “Note Issuer”) issues a structured note that is in general intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer (the “Reference Instrument”). The purchaser of a CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to that of a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

Cyber Security Risk. Investment companies, such as the Trust, and its service providers may be prone to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or its service providers, including the Adviser, the Sub-Adviser, the Fund’s custodian, the Fund’s transfer agent, any intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Derivatives. The Fund may use various types of derivatives (“Financial Instruments”) as non-principal investment strategies for various reasons, including as a substitute for other investments, to attempt to enhance a portfolio’s total return or yield, or to hedge or otherwise alter the investment characteristics of a portfolio. Except as otherwise provided in its prospectus, this SAI or by applicable law, the Fund may purchase and sell any type of Financial Instrument, including those which may become available in the future as the Adviser or the Sub-Adviser develops new techniques and as new Financial Instruments or other techniques are developed. As with any other investment or investment technique, the Fund may choose not to make use of derivatives for a variety of reasons (including cost considerations), and there can be no assurance that any derivatives strategy employed will be successful.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (“CFTC”), or the exchanges on which some Financial Instruments may be traded. The SEC is reviewing its current guidance on the use of derivatives by registered investment companies, such as the Fund, and may issue new guidance. It is not clear whether or when such new guidance will be published or what the content of such guidance may be, although the SEC recently proposed a new rule related to such derivatives use. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear. The regulation of commodity and derivatives transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Derivatives, Generally. Certain additional risk factors related to derivatives are discussed below:

Counterparty Risk. Counterparty risk with respect to OTC derivatives may be affected by new regulations promulgated by the CFTC and SEC affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions will be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Clearing members are required to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, which may also invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member transfers to the clearing house the amount of margin required by the clearing house for cleared derivatives transactions, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. For commodities futures positions, the clearing house may use all of the collateral held in the clearing member’s omnibus account to meet a loss in that account, without regard to which customer in fact supplied that collateral. Accordingly, in addition to bearing the credit risk of its clearing member, each customer also bears “fellow customer” risk from other customers of the clearing member. However, with respect to cleared swaps positions, recent regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing house that is attributable to each customer. Because margin in respect of cleared swaps must be earmarked for specific clearing member customers, the clearing house may not use the collateral of one customer to cover the obligations of another customer. However, if the clearing member does not provide accurate reporting, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members may generally choose to provide to the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default.

Derivatives Risk. Under recently adopted rules by the CFTC, transactions in some types of interest rate swaps and credit default index swaps on North American and European indices will be required to be cleared. In a cleared derivatives transaction, the Fund’s counterparty is a clearing house (such as CME Clearing, ICE Clearing or LCH.Clearnet), rather than a bank or broker. The Fund will hold cleared derivatives through accounts at clearing members, which are futures commission merchants that are members of the clearing houses and which have the appropriate regulatory approvals to engage in swap transactions. The Fund will make and receive payments owed under cleared derivatives transactions (including margin payments) through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser or Sub-Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits specified by the clearing members in advance, the Fund could be subject to this execution risk if the Fund submits for clearing transactions that exceed such credit limits, if the clearing house does not accept the transactions for clearing, or if the clearing members do not comply with their agreement to clear such transactions. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction. In addition, new regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

Options on Securities, Securities Indices and Currencies. As a non-principal investment strategy, the Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period. The Fund normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated. The purchase of a put option would entitle the Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period. Puts and calls on indices are similar to puts and calls on securities, except that all settlements are in cash and gain or loss depends on changes in the index and the amount of cash is equal to the difference between the closing price of the index and the exercise price times a specified multiple which determines the total dollar value for each point of such difference.

The Fund may purchase and sell options traded on U.S. and foreign exchanges. Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Although the Fund does not currently intend to do so, it may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest. A covered call option involves the Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, the Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction. A covered put option gives the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to “cover” put options it has written, the Fund will cause its custodian to segregate cash, cash equivalents, Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of the Fund’s total assets.

Options on indices may, depending on circumstances, involve greater risk than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration. There can be no assurance that it will be possible for the Fund to enter into any closing transaction.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Fund’s option orders.

Summary of Certain Risks. The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to the Fund. In general, the use of Financial Instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to the Fund. As noted above, there can be no assurance that any derivatives strategy will succeed.

•	Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon the Adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency. Even if the Adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

•	The Fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against the Fund’s position, the Fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the Fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If the Fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the Fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

•	The Fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the Fund is not successful in its negotiations, the Fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. The Fund may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the Fund continues to be subject to investment risk on the Financial Instrument. The Fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

•	Certain Financial Instruments transactions may have a leveraging effect on the Fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When the Fund engages in transactions that have a leveraging effect, the value of the Fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•	Many Financial Instruments may be difficult to value or may be valued subjectively. Inaccurate valuations can result in increased payment requirements to counterparties or a loss of value to the Fund.

•	Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

•	In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains.

•	Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all.

•	Financial Instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. If the Fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself.

•	Certain Financial Instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

•	Certain Financial Instruments transactions, including certain options, swaps, forward contracts, futures and certain options on foreign currencies, are not entered into or traded on exchanges or in markets regulated by the CFTC or the SEC. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

•	Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since the Fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.

•	Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, the Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.

•	Financial Instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

•	Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders, including in a fund that invests largely in municipal securities.

Swap Agreements. The Fund may invest in swap agreements as a non-principal investment strategy. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon measures such as prices, interest rates or indices. The nominal amount on which these cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, a swap agreement has a fixed maturity date that is agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Credit Default Swaps. A typical credit default swap (“CDS”) involves an agreement to make a series of payments by the buyer in exchange for receipt of payment by the seller if the loan defaults. In the event of default the buyer of the CDS receives compensation (usually the face value of the loan), and the seller of the CDS takes possession of the defaulted loan.

Equity Swaps. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Interest Rate Swaps. Interest rate swaps are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Equity Securities. The Fund may (as a non-principal investment strategy) invest in equity securities. Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, preference stock warrants and other rights to acquire such instruments. Holders of equity securities are not creditors of the issuer and, in the event the issuer is liquidated, would be entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid. Investments in equity securities in general are subject to market risks and fluctuation in value due to earnings, economic conditions and other factors that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the values of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Preferred stock has a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, it ordinarily does not have voting rights and its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Preferred stocks may also permit the issuer to redeem the stock.

Preference stock is a special type of common stock that shares in the earnings of a company, has limited voting rights, may have a dividend preference, and may also have liquidation preference. Preference stocks are more common in emerging markets than in developed markets.

Warrants and rights may be acquired by the Fund in connection with other securities or separately. Warrants generally entitle, but do not obligate, their holder to purchase other equity or fixed-income securities at a specified price at a later date. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing holders of its stock to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuing company. Additionally, a warrant or right ceases to have value if it is not exercised prior to its expiration date. As a result, warrants and rights may be considered more speculative than certain other types of investments. Changes in the value of a warrant or right do not necessarily correspond to changes in the value of its underlying security. The price of a warrant or right may be more volatile than the price of its underlying security, and they therefore present greater potential for capital appreciation and capital loss. The effective price paid for warrants or rights added to the subscription price of the related security may exceed the value of the subscribed security’s market price, such as when there is no movement in the price of the underlying security. The market for warrants or rights may be very limited and it may be difficult to sell them promptly at an acceptable price.

Fixed Income Securities. The Fund will (as a principal investment strategy) invest in fixed income securities. Fixed income securities are debt obligations issued by the U.S. Government and its agencies, corporations, municipalities and other borrowers. The market values of the Fund’s fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. These fluctuations will generally be greater for longer-term securities than for shorter-term securities. Investors should recognize that, in periods of declining interest rates, the return of the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the return of the Fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of their shares will likely be invested in portfolio instruments producing lower yields than the balance of the portfolios, thereby reducing the Fund’s current returns. In periods of rising interest rates, the opposite can be expected to occur. Changes in the ability of an issuer to make payments of interest and principal when due, in the market’s perception of the issuer’s creditworthiness, and in the rating of any fixed income security by NRSROs also affect the market value of that issuer’s debt securities. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s net asset values. See attached Appendix B for a discussion of fixed income ratings.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

The Fund’s performance also may be affected by changes in market or economic conditions and other circumstances affecting the financial services industry. Government regulation of banks, savings and loan associations, and finance companies may limit both the amounts and types of loans and other financial commitments these entities can make and the interest rates and fees they can charge. The profitability of the financial services industry, which is largely dependent on the availability and cost of capital funds, has fluctuated in response to volatility in interest rate levels. In addition, the financial services industry is subject to risks resulting from general economic conditions and the potential exposure to credit losses.

Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at a low level. In addition, the Federal Reserve purchased large quantities of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve has stopped Quantitative Easing and raised the federal funds rate, interest rates across the U.S. financial system may rise. These policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs the Fund incurs and may lower its performance. In addition, decreases since 2007 in fixed income dealer market-making capacity may persist in the future, potentially leading to decreased liquidity and increased volatility in the fixed income markets.

A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are at historically low levels. Thus, the Fund currently faces a heightened level of interest rate risk, especially since the Federal Reserve Board has begun tapering its quantitative easing program.

Foreign Securities. The Fund (as a principal investment strategy) will invest in securities issued by companies organized or principally doing business in foreign countries and by governments of foreign countries.

Depositary Receipts. The Fund may invest as a non-principal investment strategy in American Depositary Receipts (“ADRs”) and securities of foreign issuers registered on the NYSE or NASDAQ. ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are publicly trades on exchanges or over-the-counter in the United States, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. ADRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. As a result, available information regarding the issuer may not be as current as for sponsored ADRs, and the prices of unsponsored ADRs may be more volatile than if they were sponsored by the issuers of the underlying securities. In addition, in a sponsored ADR arrangement the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement the depositary’s transaction fees are paid by the ADR holders. For purposes of the Fund’s investment policies, the Fund’s investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.

Economic, Political and Social Factors. Certain foreign countries may be subject to a greater degree of economic, political and social instability than the United States. Such instability my result from, among other things, authoritarian governments or military involvement in political and economic decision making; popular unrest associated with demands for improved economic, political and social conditions; internal insurgencies; hostile relations with neighboring countries; and ethnic, religious and racial conflict. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payment position. Foreign investments also involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); and default in foreign government securities. Such economic, political and social instability could significantly disrupt the financial markets in such countries, the values of foreign investments, and the ability of the issuers in such countries to repay their obligations.

The financial problems in global economies over the past several years, including the European sovereign debt crisis and market turmoil in the Chinese markets, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the euro currency or by other policy changes made by governments or quasi-governmental organizations.

Emerging Market Securities. The Fund (as a principal investment strategy) will invest in securities of companies in emerging markets. Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Central and Eastern Europe and the former Soviet Union, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

The economies of many of these countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries. Many of these countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property.

In certain of these countries, severe and persistent levels of inflation, including, in some cases, hyperinflation, have, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain of these countries has also been characterized by political uncertainty, intervention by the military in civilian and economic spheres (including expropriation, nationalization and confiscation of assets and property, and restrictions on foreign investments and on repatriation of capital invested) and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets. A number of these countries are highly dependent on foreign loans for their operation. There have been moratoria on, and rescheduling of, repayments with respect to many countries’ debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Europe—Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The European Union (“EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic, and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets. The Fund may also be susceptible to these events to the extent that the Fund invests in municipal obligations with credit support by non-U.S. financial institutions.

Foreign Currencies. Certain securities in which the Fund invests may be denominated in foreign currencies, the values of which will be affected by changes in currency exchange rates and exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s securities denominated in the currency. Such changes also affect the Fund’s income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and the Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Adviser’s ability to predict movements in exchange rates.

Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a “foreign premium” on capital investments available to foreign investors such as the Fund. The Fund may pay a “foreign premium” to establish an investment position which it cannot later recoup because of changes in that country’s foreign investment laws.

The Fund may endeavor to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, and by exchange control regulations, as well as indigenous economic and political developments.

The Adviser and the Sub-Adviser consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Fund’s assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Adviser and the Sub-Adviser also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories.

Foreign Securities Markets and Regulations. There is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Further, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions, which resulted in settlement difficulty. The inability of the Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Any delay in selling a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined, or result in claims against the Fund if it had entered into a contract to sell the security. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. The less liquid a market, the more difficult it may be for the Fund to accurately price its portfolio securities or to dispose of such securities at desirable times.

Foreign Sovereign Debt Securities. The Fund (as a principal investment strategy) may invest in fixed and floating rate high yield foreign sovereign debt securities. Such investments will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance, or to repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

Frontier Market Securities. The Fund (as a non-principal investment strategy) may invest in securities of companies in frontier markets. Frontier market countries are a sub-set of emerging market countries the capital markets of which are generally less developed, less liquid and have lower market capitalization than those of the more developed, “traditional” emerging markets but which still demonstrate a relative market openness to and accessibility for foreign investors. These countries typically are located in the Asia-Pacific region, Central and Eastern Europe and the former Soviet Union, the Middle East, Central and South America, and Africa. Frontier market countries generally have smaller economies and even less developed capital markets with relatively newer and less tested regulatory and legal systems than traditional emerging markets, and, as a result, the risks discussed above with respect to emerging markets are magnified in frontier market countries. Securities issued by borrowers in frontier market countries are often subject to extreme price volatility and illiquidity and effects stemming from government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and relatively new and unsettled securities laws.

United Kingdom Exit from the EU. In June 2016, the United Kingdom (the “UK”) voted in a referendum to leave the EU. On March 29, 2017, UK Prime Minister Theresa May delivered a letter invoking Article 50 of the Lisbon Treaty and notifying the European Council of the UK’s decision to withdraw from the EU. The letter triggered the two-year withdrawal negotiation process, and thus it is anticipated that the UK will leave the EU on or before March 29, 2019. It is unclear how withdrawal negotiations will be conducted and what the potential consequences may be. In addition, it is possible that measures could be taken to revote on the issue of Brexit, or that portions of the UK could seek to separate and remain a part of the EU. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the UK, Europe and globally that could potentially have an adverse effect on the value of the Fund’s investments.

Forward Foreign Currency Contracts. As a non-principal investment strategy, the Fund may enter into forward foreign currency contracts. A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximately equal to the value of some or all of the securities of the Fund denominated in such foreign currency. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the Fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, no fees or commissions are involved.

By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize gains or losses from currency transactions.

If the Fund engages in a forward currency contract with respect to particular securities, the precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the contract has been established. Thus the Fund might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward currency contracts.

Pursuant to Section 18 of the 1940 Act and SEC staff interpretations thereunder, for forwards that are not contractually required to “cash settle,” the Fund must cover its open positions by segregating liquid assets equal to the contracts’ full notional value. For forwards that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value.

Illiquid Securities. The Fund may invest in illiquid securities as a non-principal investment strategy. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the “1933 Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Restricted securities are securities that may not be sold freely to the public absent registration under the 1933 Act, or an exemption from registration.

Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.

The Board has delegated the function of making day-to-day determinations of liquidity to the Adviser or Sub-Adviser pursuant to guidelines approved by the Board. The Adviser or Sub-Adviser will take into account a number of factors in reaching liquidity decisions, including, but not limited to: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing and ready to purchase and sell the security and the number of potential purchasers, (3) whether any dealers have agreed to make a market in the security, (4) the number of other potential purchasers for the security, (5) the nature of the securities and the nature of the marketplace trades, (6) whether the security has been rated by an NRSRO, (7) for a debt security, the period of time remaining until maturity or until the principal amount of a demand instrument can be recovered through demand, and (8) the nature of any restrictions on resale. To the extent that the Adviser or Sub-Adviser, pursuant to the guidelines approved by the Board, determines a Rule 144A eligible security to be liquid, such a security would not be subject to the Fund’s percentage limit on illiquid securities investment.

The Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than seven days, if, as a result of the purchase, more than 15% of the Fund’s net assets valued at the time of the transaction are invested in such securities. The Fund will monitor the level of liquidity and take appropriate action, if necessary, to attempt to maintain adequate liquidity. The investment policy on the purchase of illiquid securities is non-fundamental.

Investment Company Shares. The Fund (as a non-principal investment strategy) may invest in shares of Underlying Funds (i.e., other investment companies), including affiliated funds, to the extent permitted by applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, the Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits when permitted by SEC order or other applicable law, rule or regulatory guidance, such as is the case with money market funds and many ETFs.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, the Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

•	The Fund may own an unlimited amount of the securities of any registered open-end fund or registered unit investment trust that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered unit investment trusts in reliance on certain sections of the 1940 Act.

•	The Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

•	the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

•	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

•	the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

Underlying Funds in which the Fund invests typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund. The Fund limits investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until the Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment advisers to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

Lending of Portfolio Securities. As a non-principal investment strategy, the Fund may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser on behalf of the Fund. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked-to-market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned as promptly as practicable.

For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will have the ability to recall securities in order to exercise voting rights with respect to those securities and will receive proceeds from the investment of the collateral. Investing the collateral subjects that investment to market appreciation or depreciation. The Fund will bear any loss on the investment of its cash collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Adviser or Sub-Adviser to be creditworthy, and when, in the judgment of the Adviser or Sub-Adviser, the income which can be earned currently from such loans justifies the attendant risk.

Low Grade, High Yield Debt. The Fund will (as a principal investment strategy) invest in low grade, high yield debt. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Lower rated securities are defined as securities below the fourth highest rating category by an NRSRO, as discussed in Appendix A of the Prospectus. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Like all fixed income securities, the market values of high yield securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. The risk of loss because of default by issuers of high yield securities is generally greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund’s Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund’s net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither such event will require sale of the securities by the Fund, although the Adviser or the Sub-Adviser will consider the event in determining whether the Fund should continue to hold the security.

Mortgage-Related Securities and Derivative Securities. The Fund (as a non-principal investment strategy) may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and can be considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Different types of these mortgage-related securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Certain mortgage-related securities are subject to high volatility. The Fund uses these securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Fund.

If the Fund purchases mortgage-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have similar effects on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination; the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

In general, mortgage loan repayments may be adversely affected by matters such as a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in high mortgage payments by holders of adjustable rate mortgages. For example, the value of mortgage-related securities has been adversely affected by the recent disruptions in the credit markets, the increase in the default rate on prime and subprime residential mortgages, and the overall decrease in residential home prices from the price levels reached during the 2003-2007 time period. It is possible that, as a result of these and other circumstances, the value of mortgage-related securities will continue to be adversely affected for some time. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Adjustable-Rate Mortgage-Related Securities. Because the interest rates on the mortgages underlying ARMs reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMs allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Fund. Further, because of this feature, the value of ARMs is unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments. The Adviser expects that the amount of privately issued mortgage-backed securities that may be purchased by the Fund will not exceed 10% of the value of the Fund’s total assets, and the securities of any one such issuer purchased by the Fund will not exceed 5% of the value of the Fund’s total assets.

Agency Mortgage-Related Securities. The dominant issuers or guarantors of mortgage-related securities today are the Government National Mortgage Association (“Ginnie Mae”), Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation). Ginnie Mae creates pass-through securities from pools of government-guaranteed or -insured (Federal Housing Administration or Veterans Administration) mortgages. Fannie Mae and Freddie Mac issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on Ginnie Mae pass-through securities are guaranteed by Ginnie Mae and backed by the full faith and credit of the U.S. Government. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government securities with comparable “lives” largely due to the risks associated with prepayment on the underlying mortgages.

Adjustable rate mortgage securities (“ARMs”) are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

Mortgage-Related Securities – Fannie Mae. Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally organized in 1938 as a U.S. Government agency to add greater liquidity to the mortgage market. Fannie Mae was transformed into a private sector corporation by legislation enacted in 1968. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable-rate mortgage loans; (5) other adjustable-rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as the conservator of Freddie Mac and Fannie Mae for an indefinite period. In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

Mortgage-Related Securities – Freddie Mac. Freddie Mac is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended. Freddie Mac was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of Freddie Mac currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying Freddie Mac securities typically consist of fixed-rate or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another Freddie Mac security.

See the discussion of Fannie Mae in the previous section for information about the 2008 appointment of FHFA as the conservator of Freddie Mac.

Mortgage-Related Securities – Ginnie Mae. Ginnie Mae is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the “Housing Act”), authorizes Ginnie Mae to guarantee the timely payment of the principal of, and interest on, securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a Ginnie Mae guarantee, the underlying collateral must be mortgages insured by the Federal Housing Administration (the “FHA”) under the Housing Act (“FHA Loans”), or Title V of the Housing Act of 1949, as amended (“VA Loans”), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. Government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Ginnie Mae pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed-rate graduated payment mortgage loans; (3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities (“SMBS”). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only (“IO”) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Mortgage Dollar Rolls. In forward roll transactions, also known as mortgage “dollar rolls,” the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund may enter into a mortgage dollar roll commitment with the intention of entering into an offsetting transaction whereby, rather than accepting delivery of the security on the specified future date, the Fund sells the security and then agrees to repurchase a similar security at a later time. In this case, the Fund forgoes interest on the security during the roll period and is compensated by the interest earned on the cash proceeds of the initial sale of the security and by the difference between the sale price and the lower repurchase price at the future date. At the time the Fund enters into a mortgage dollar roll commitment, the Fund will set aside cash or other appropriate liquid securities with a value at least equal to the Fund’s obligation under the commitment. The Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Forward roll transactions may have a leveraging effect on the Fund, making the value of an investment in the Fund more volatile and increasing the Fund’s overall investment exposure.

Stripped Mortgage Backed Securities. Stripped mortgage backed securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs, POs and other mortgage securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not developed and, accordingly, these securities may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid securities.

Other types of mortgage-related derivative securities include various types of structured securities with interest rates or, in some cases, principal payable at maturity that change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators (“reference prices”). A structured mortgage-backed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the security is a multiple of the change in the reference price. Such securities may include interest only (“IO”) and principal only (“PO”) securities, floating rate and inverse floating rate securities, floating rate securities linked to the Cost of Funds Index (“COFI floaters”), floating rate securities that are subject to a maximum interest rate (“capped floaters”), dual index floaters (which are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates) and range floaters (the coupons on which are subject to reduction if a designated interest rate floats outside of a specified interest rate band or collar). These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities. Mortgage-related securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and “CMOs” collateralized by mortgage-related securities issued by Ginnie Mae, Fannie Mae, Freddie Mac or by pools of conventional mortgages, multifamily or commercial mortgage loans.

Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class which, like the other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned amortization class CMOs (“PAC Bonds”) are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

Privately issued mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. Many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal, however. Some mortgage-related securities are offered through private placements that are restricted as to further sale and there may be a limited market for such securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In addition, privately issued mortgage-related securities are not subject to the underwriting requirements for the underlying mortgages that are applicable to mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans). For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

Risks Associated with Prepayments. Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in the Fund’s portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent that it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. If this occurs, the Fund’s yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

Duration is one of the fundamental tools used by the Adviser or Sub-Adviser in managing interest rate risks, including prepayment risks. Traditionally, a debt security’s “term to maturity” characterizes a security’s sensitivity to changes in interest rates. “Term to maturity,” however, measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affects the security’s response to interest rate changes. “Duration” is considered a more precise measure of interest rate risk than “term to maturity.” Determining duration may involve the Adviser’s or the Sub-Adviser’s estimates of future economic parameters, which may vary from actual future values. Fixed income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

Municipal Securities. The Fund (as a principal investment strategy) may invest in municipal securities. Municipal securities consist of (1) debt obligations issued by state and local governments or by public authorities to obtain funds to be used for a wide variety of public facilities, for refunding outstanding obligations, for general operating expenses, for lending such funds to other public institutions and facilities, and in anticipation of the receipt of revenue or the issuance of other obligations, and (2) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General debt obligation securities are backed by the taxing power of the issuing municipality. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue obligations are backed by the revenue of a project or facility (for example, tolls from a toll bridge) or class of facilities, or in some cases from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (“PABs”) and industrial development obligations which are not payable from the unrestricted revenues of the issuer. The payment of principal and interest on PABs and industrial development obligations generally depends solely on the ability of the revenues generated by the use of the specified facilities. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes (notes sold to provide interim financing until long-term bond financing can be arranged), tax and revenue anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. The maturities of the instruments at the time of issue will generally range from 90 days to 397 days.

Pay-In-Kind Bonds. The Fund may invest in pay-in-kind bonds as a non-principal investment strategy. These are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Repurchase Agreements. The Fund (as a non-principal investment strategy) may enter into repurchase agreements. The Fund expect that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

Repurchase agreements, which may be viewed as a type of secured lending, typically involve the acquisition by the Fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

The Adviser or Sub-Adviser will enter into repurchase agreements on behalf of the Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Board. These guidelines currently permit the Fund to enter into repurchase agreements with any bank the Adviser or Sub-Adviser may recommend if it determines such bank to be creditworthy. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked-to-market daily. The Adviser or Sub-Adviser will monitor compliance with this requirement.

Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements, in some circumstances, may not be tax-exempt.

The Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 15% of its assets. Investments in repurchase agreements may at times be substantial when, in the view of the Adviser or Sub-Adviser, as applicable, liquidity or other considerations warrant.

Securities Ratings. Credit ratings evaluate the safety of principal and interest payments of securities, not their market values. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. As NRSROs may fail to timely change credit ratings of securities to reflect subsequent events, the Adviser or Sub-Adviser will also monitor issuers of such securities.

Short Sales. The Fund may engage in short sales of securities as a non-principal part of its overall portfolio management strategy. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. At the time a short sale is effected, the Fund incurs an obligation to replace the borrowed security at its price at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. Any gain will be decreased, and any loss increased, by the transaction costs incurred in effecting the short sale.

Until the security is replaced, the Fund may be required to pay the lender amounts equal to any dividend or interest which accrues during the period of the loan. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. Until the Fund closes its short position or replaces the borrowed security, the Fund will (a) maintain cash or liquid securities at such levels that the amount so maintained plus the amount deposited with the broker as collateral will equal the current value of the security sold short, or (b) otherwise cover the Fund’s short position.

Special Situations. As a non-principal investment strategy, the Fund may invest in “special situations” – joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles. The Fund believes that carefully selected special situations could enhance its capital appreciation potential. The Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Fund to invest directly. Investments in special situations may be illiquid, as determined by the Adviser or Sub-Adviser based on criteria reviewed by the Board.

Technology Risk. The Adviser and the Sub-Adviser may use various technology in managing the Fund, consistent with its investment objectives and strategies described in the Prospectus and this SAI. For example, proprietary and third-party data and systems may be utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

Trust Preferred Securities. The Fund may (as a non-principal investment strategy) invest in trust preferred securities, which are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. Government Agency and Instrumentality Obligations. The Fund (as a non-principal investment strategy) may invest in U.S. Government agency and instrumentality obligations. Various agencies of the U.S. Government issue obligations, including but not limited to the Federal Home Loan Bank (“FHLB”), the Student Loan Marketing Association, the Private Export Funding Corporation (an entity established by the U.S. Treasury and the Export/Import Bank of the United States), Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Ginnie Mae, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. The Fund may purchase securities guaranteed by Ginnie Mae which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the U.S. Government include securities issued by, among others, FHLB, Freddie Mac, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the U.S. Postal Service. These obligations include securities supported by the full faith and credit of the U.S. Treasury (i.e., Ginnie Mae), securities supported by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks), securities supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency (such as securities issued by Fannie Mae), and securities supported only by the credit of the instrumentality (such as securities issued by Freddie Mac).

U.S. Government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. Government agencies as part of government initiatives in response to market crises or otherwise. In the case of obligations not backed by the full faith and credit of the Unites States, the Fund must look principally to the agency or instrumentality issuing or guaranteed the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. No government agencies or instrumentalities guarantees the market value of the securities it issues, and the market value such securities will fluctuate in response to changes in interest rates. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

U.S. Treasury Obligations. The Fund (as a non-principal investment strategy) may invest in U.S. Treasury obligations, which consist of bills (maturity of one year or less), notes (maturity of one to ten years) and bonds (maturities generally greater than ten years) issued by the U.S. Treasury. The U.S. Government does not guarantee the market value of Treasury securities, which fluctuate in response to changes in interest rates. The Fund may also invest in separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), that are transferable through the federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

Variable and Floating Rate Instruments. The Fund (as a non-principal investment strategy) may invest in variable and floating rate instruments. Certain of the obligations purchased by the Fund may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such obligations may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate.

Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other interval, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. While such instruments may provide the Fund with a certain degree of protection against rising interest rates, the Fund will participate in any declines in interest rates as well. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of a variable or floating rate note if the issuer defaults on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights.

The Fund may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the Fund’s investment limitations. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation. Each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The synthetic variable-rate demand obligations, or “floater receipts”, grant the investors (“floater holders”) the right to require the liquidity provider to purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipts holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipts holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipts holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay fixed dividends. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

When-Issued Securities and Forward Commitments. The Fund may (as a non-principal investment strategy) invest in securities on a when-issued or forward commitment basis. These investments involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed; in that case there could be an unrealized loss at the time of delivery. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser or Sub-Adviser deems it appropriate to do so. Because the Fund’s liquidity and ability to manage its portfolio holdings might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Adviser and the Sub-Adviser expect that commitments to purchase when-issued securities and forward commitments will not exceed 10% of the value of the Fund’s total assets absent unusual market conditions.

In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities, but the Fund also will rely upon the independent advice of the Adviser and Sub-Adviser to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B to this SAI contains further information concerning the rating categories of NRSROs and their significance.

If, after purchase, the credit rating on a security is downgraded or the credit quality deteriorates, or if the maturity is extended, the Fund’s portfolio managers will decide whether the security should be held or sold. Upon the occurrence of certain triggering events or defaults, the investors in a security held by the Fund may become the holders of underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase at a time when those assets may be difficult to sell or can be sold only at a loss.

Zero Coupon Bonds. The Fund (as a non-principal investment strategy) may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value and do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The securities are redeemed at face value on the specified maturity date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The “original issue discount” on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute amounts of cash equal to the currently accrued original issue discount, and this may require liquidating other securities at times the Fund might not otherwise do so and may result in capital loss.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

Except as otherwise indicated, the following investment limitations are fundamental policies of the Fund and may not be changed without shareholder approval.

The Fund may not:

1.	With respect to 75% of its total assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.	Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3.	Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that the Fund’s borrowings exceed 5% of its total assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowing will reduce income; and (ii) asset coverage of at least 300% is required.

4.	Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.	Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.	Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (other than the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. Except as otherwise indicated, these investment limitations and the investment limitations in the Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

The following policies of the Fund are non-fundamental and may be changed by the Board without a vote of shareholders.

The Fund may not:

1.	Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund’s fundamental limitation on borrowing.

2.	Invest in companies for the purpose of exercising control.

3.	Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5.	Purchase or acquire securities that are illiquid or are otherwise not readily marketable (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less, which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid and not readily marketable securities) applies at the time of purchase. If, subsequent to the Fund’s purchase of an illiquid security, more than 15% of the Fund’s net assets are invested in illiquid securities because of changes in valuations or net outflows, the Fund will consider what actions, if any, are necessary to maintain adequate liquidity. These limitations are non-fundamental and may be changed by the Board without a vote of shareholders.

MANAGEMENT OF THE TRUST

The Trustees and officers of the Trust, their principal occupations during the past five years, and their affiliations, if any, with City National Rochdale, the investment adviser to the Fund, are set forth below. The persons listed below may have held other positions with their employers named below during the relevant periods. Certain officers of the Trust also serve as officers to one or more other mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor. Andrew S. Clare (the “Interested Trustee”) is an “interested person” of the Trust, as defined in the 1940 Act. Each Trustee other than Mr. Clare may be referred to in this SAI as an “Independent Trustee” and collectively as the “Independent Trustees.”

Independent Trustees

Name Address Age	Position with the Trust	Term of Office (1) and Length of Time Served	Principal Occupation for the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee
Daniel A. Hanwacker City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 65	Trustee	Since 2013	CEO and President, Hanwacker Associates, Inc. (asset management consulting and executive search services) (2001 - present). Managing Director - Asset Management, Putnam Lovell Securities (2000-2001). Co-Founding Partner, Constellation Financial Management Co., LLC (1995-2000).	16
Jon C. Hunt City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 66	Trustee	Since 2013	Retired (March 2013 to present). Consultant to Management, Convergent Capital Management, LLC (“CCM”) (July 2012 to March 2013). Managing Director and Chief Operating Officer, CCM (1998 - June 2012).	16

Advisor’s Inner Circle Fund III (February 2014 – present); Winton Series Trust and Winton Diversified Opportunities

Fund, Lead Independent Trustee (January 2015 - present); Gallery Trust (2016-present)

Vernon C. Kozlen City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 72	Trustee Chairman	Since 2007 Since 2016	Retired (2007-present). President and Chief Executive Officer, City National Rochdale Funds (2000-2007). Executive Vice President and Director of Asset Management Development, CNB (1996-2007). Director, Reed, Conner & Birdwell LLC (2000-2007), and Convergent Capital Management, LLC (2003-2007). Chairman of the Board, City National Asset Management, Inc. (2001-2005). Chairman of the Board, City National Securities, Inc. (1999-2005). Director, City National Asset Management, Inc. (2001-2006), and City National Securities, Inc. (1999-2006).	16	Windermere Jupiter Fund, LLC

Jay C. Nadel City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 58	Trustee	Since 2013	Financial Services Consultant (2005 - present). Executive Vice President, Bank of New York Broker-Dealer and Member of the Operating Committee (2002-2004). Weiss, Peck & Greer, Partner, Managing Director and Chair of the Operations Committee (1986-2001).	16	Advisor’s Inner Circle Fund III (2016-present); Winton Series Trust and Winton Diversified Opportunities Fund (2016-present); Gallery Trust (2016-present)
James R. Wolford City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 62	Trustee	Since 1999	Chief Executive Officer of Corinthian Development Company (December 2013 – present). President, Chief Operating Officer and Chief Financial Officer, Thompson National Properties (March 2011-December 2013). Chief Financial Officer, Pacific Office Properties, a real estate investment trust (April 2010-March 2011). Chief Financial Officer, Bixby Land Company, a real estate company (2004-March 2010). Regional Financial Officer, AIMCO, a real estate investment trust (2004). Chief Financial Officer, DBM Group, a direct mail marketing company (2001-2004). Senior Vice President and Chief Operating Officer, Forecast Commercial Real Estate Service, Inc. (2000-2001). Senior Vice President and Chief Financial Officer, Bixby Ranch Company (1985-2000).	16	None

Interested Trustee
Andrew S. Clare (3) City National Rochdale Funds 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 71	Trustee	Since 2013	Attorney and partner, Loeb & Loeb LLP, a law firm (1972-present).	16	None

(1)	The Trustees serve for terms of office as follows:

Name of Trustee	End of Term of Office
Vernon C. Kozlen	December 31, 2020
James R. Wolford	March 29, 2023
Andrew S. Clare	December 31, 2020*
Daniel A. Hanwacker	March 29, 2023
Jon C. Hunt	March 29, 2023
Jay C. Nadel	March 29, 2023

*	Subject to extension by the Board for up to two years.

(2)	“Fund complex” is defined as two or more registered investment companies that hold themselves out to investors as related companies or have a common investment adviser or affiliated investment advisers and in this case includes a) the following other series of the Trust: City National Rochdale Government Money Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Bond Fund, City National Rochdale Muni High Income Fund, City National Rochdale High Yield Bond Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, City National Rochdale Dividend & Income Fund and City National Rochdale U.S. Core Equity Fund; and b) the following registered closed-end funds: City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, City National Rochdale Structured Claims Fixed Income Fund LLC and City National Rochdale Select Strategies Fund.

(3)	Mr. Clare is an “interested person” of the Trust, as defined in the 1940 Act, by virtue of the provision of significant legal services by him and his law firm to CNB.

Officers

Name Address Age	Position with the Trust	Term of Office(1) and Length of Time Served	Principal Occupation for the Past Five Years
Garrett R. D’Alessandro City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 60	President and Chief Executive Officer	Since 2013	Chief Executive Officer, City National Rochdale (1986- present); Chief Investment Officer, City National Rochdale (April 2016 – present).
Eric Kleinschmidt SEI Investments One Freedom Valley Drive Oaks, Pennsylvania 19456 Age: 49	Treasurer	Since 2005	Director of Fund Accounting, SEI Investments Company (2004-present). Manager of Fund Accounting, SEI Investments (1999-2004).
Michael S. Lukaj City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President; Chief Compliance Officer (“CCO”); Anti-Money Laundering Officer & Identity Theft Program Officer	Since 2018	CCO, City National Rochdale (2018-present). CCO, Symphonic Financial Advisers LLC (2018 to Present). CCO, City National Rochdale Select Strategies Fund, City National Rochdale High Yield Alternative Strategies Master Fund LLC, City National Rochdale High Yield Alternative Strategies Fund LLC, City National Rochdale High Yield Alternative Strategies Fund TEI LLC, and City National Rochdale Structured Claims Fixed Income Fund LLC (2018-present). Director, Credit Suisse Asset Management (2015-2018). CCO, Columbus Circle Investors (2013-2015). Director and CCO, Guggenheim Partners (2007-2012).
Mitchell Cepler City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 35	Vice President and Assistant Treasurer	Since 2015	Group Finance Manager, City National Rochdale (2011 – present). Manager, Financial Planning and Analysis, ESP Technologies Corporation (2008- 2011).
Kurt Hawkesworth City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President and Secretary	Since 2013	Chief Operating Officer, City National Rochdale (2003-present).

Anthony Sozio City National Rochdale, LLC 400 N. Roxbury Drive Beverly Hills, California 90210 Age: 46	Vice President and Assistant Secretary	Since 2013	Assistant Vice President of Registered Fund Operations, City National Rochdale (1998-present).

(1)	Each officer serves until removed by the Board or the principal executive officer of the Trust, or until such officer resigns.

The Board of Trustees has responsibility for the overall management and operations of the Trust, including oversight of the valuation of the Fund’s portfolio securities. The Board establishes the Trust’s policies and meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust.

The Trustees were selected with a view towards establishing a board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies. As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.

The Trustees were selected to join the Board based upon the following factors, among others: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; and with respect to certain persons, satisfying the criteria for not being classified as an "interested person" of the Trust as defined in the 1940 Act. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

•	Mr. Clare, legal background and experience as a corporate and litigation lawyer.

•

Mr. Hanwacker, experience in the asset management industry and as a trustee of Rochdale Investment Trust, a registered investment company the series of which reorganized into the Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund on March 29, 2013.

•	Mr. Hunt, executive investment management experience and experience in management of the Trust and affiliated entities of CNB.

•

Mr. Kozlen, investment management experience as an executive in leadership roles within CNB and affiliated entities, and as past President and Chief Executive Officer of the Trust, and as a Trustee of the Trust.

•	Mr. Nadel, experience in the financial services field and as a trustee of Rochdale Investment Trust.

•	Mr. Wolford, experience as a chief financial officer of various companies and a Trustee of the Trust.

In its periodic self-assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition, seeking to ensure that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the series of the Trust. The summaries set forth above as to the qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Five of the six Board members are Independent Trustees. Vernon C Kozlen, an Independent Trustee, serves as Chairperson of the Board. The Chairperson serves as a key point person for dealings between the Trust's management and the other Independent Trustees. Through the committees of the Board the Independent Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its organization and leadership structure are appropriate in light of its fiduciary and oversight obligations and the special obligations of the Independent Trustees. The Board believes that its structure facilitates the orderly and efficient flow of information to the Independent Trustees from management.

COMMITTEES

The Board has an Audit Committee, comprised solely of the Independent Trustees. The Committee makes recommendations to the Board of Trustees with respect to the engagement of the Trust’s independent registered public accounting firm, approves all auditing and other services provided to the Trust by its independent registered public accounting firm, and reviews with the independent registered public accounting firm the plan and results of the audit engagement and matters having a material effect on the Trust’s financial operations. During the fiscal year ended September 30, 2017, the Audit Committee held four meetings. The Board has designated James R. Wolford as the Trust’s “audit committee financial expert,” as defined in Form N-CSR under the 1940 Act, based on the Board’s review of his qualifications.

The Board has an Investment Committee, comprised of all of the Trustees. The Committee monitors on an ongoing basis the investment operations of the various series of the Trust, including matters such as the adherence by the series of the Trust to their investment mandates, historical performance of the Adviser and each sub-adviser as applicable, changes in investment processes and personnel, appropriate benchmarks, and proposed changes in investment objectives and strategies. The Committee also reviews any changes in a series’ sub-advisers proposed by the Adviser, including hiring of new sub-advisers and termination of sub-advisers, and makes such recommendations to the Board regarding the proposed changes as it deems appropriate. During the fiscal year ended September 30, 2017, the Investment Committee held four meetings.

The Board has a Nominating Committee, comprised solely of the Independent Trustees. The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees and other relevant issues, and recommends any appropriate changes to the Board of Trustees. During the fiscal year ended September 30, 2017, the Nominating Committee held no meetings.

The Board has adopted the following procedures by which shareholders may recommend nominees to the Board of Trustees. While the Nominating Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee beneficially owns more than 5% of the Trust’s voting shares and has held such shares continuously for two years, and is not an adverse holder (i.e., the shareholder or shareholder group has acquired such shares in the ordinary course of business and not with the purpose nor with the effect of changing or influencing the control of the Trust). No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Trust’s Secretary, and must be accompanied by the shareholder’s contact information, the nominee’s contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Trust’s proxy statement, if so designated by the Nominating Committee and the Board of Trustees.

RISK MANAGEMENT

Consistent with its responsibility for oversight of the Trust in the interests of shareholders, the Board among other things oversees risk management of the series of the Trust’s investment programs and business affairs directly and through the Audit Committee. The Board has emphasized to City National Rochdale the importance of maintaining vigorous risk management programs and procedures.

The Trust faces a number of risks, such as investment risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or a series. Under the overall supervision of the Board, City National Rochdale and other service providers to the Trust employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to ensure such risks are appropriate, and where appropriate to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s CCO, City National Rochdale’s management, and other service providers (such as the Trust's independent registered public accounting firm) make periodic reports to the Board or to the Audit Committee with respect to various aspects of risk management. The Board recognizes that not all risks that may affect the Trust can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the series’ investment objectives, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board's risk management oversight is subject to substantial limitations.

EQUITY SECURITIES OWNED BY TRUSTEES

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee of all registered investment companies overseen by the Trustee in the Fund’s family of investment companies as of December 31, 2017.

Independent Trustees

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Daniel A. Hanwacker	None	None
Jon C. Hunt	None	Over $100,000
Vernon C. Kozlen	None	Over $100,000
Jay C. Nadel	None	Over $100,000
James R. Wolford	None	Over $100,000

Interested Trustee

Andrew S. Clare	None	None

COMPENSATION

The following table sets forth the compensation of the Independent Trustees from the Fund Complex for the fiscal year ended September 30, 2017.

Name of Trustee	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustee
Daniel A. Hanwacker	$84,029.73	N/A	N/A	$84,500
Jon C. Hunt	$75,079.81	N/A	N/A	$75,500
Vernon C. Kozlen	$75,079.81	N/A	N/A	$75,500
Jay C. Nadel	$71,599.29	N/A	N/A	$72,000
James R. Wolford	$84,029.73	N/A	N/A	$84,500

The following table sets forth the compensation of the Interested Trustee for the fiscal year ended September 30, 2017.

Name of Trustee	Aggregate Compensation from Registrant	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Registrant and Fund Complex Paid to Trustee
Andrew S. Clare	$ 75,079.81	N/A	N/A	$75,500

INVESTMENT ADVISER

City National Rochdale serves as the investment adviser to each series of the Trust, including the Fund, pursuant to the Amended and Restated Investment Management between the Trust and City National Rochdale (the “Management Agreement”), which is effective as of December __, 2018, with respect to the Fund.

The Adviser provides a continuous investment program of general investment and economic advice regarding the Fund’s investment strategies, manages the Fund’s investment portfolio and provides other services necessary to the operation of the Fund and the Trust. As of October 31, 2017, the Adviser had approximately $35.6 billion in assets under management. CNB, founded in the early 1950s, is a federally chartered commercial bank with approximately $62.2 billion in assets under administration, which includes $46.4 billion in assets under management, as of December 31, 2017. CNB is a wholly-owned indirect subsidiary of RBC USA Holdco Corporation, which is a wholly-owned indirect subsidiary of Royal Bank of Canada. Royal Bank of Canada has approximately $5,473,300 million Canadian dollars in assets under administration, which includes $639,900 million Canadian dollars in assets under management, as of October 31, 2017.

The fees payable under the Management Agreement, and any fee waiver or expense reimbursement arrangements, with respect to the Fund are described in the Prospectus.

The Management Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Management Agreement is in effect with respect to the Fund for a two-year term (the “Initial Term”) from its effective date, and thereafter continues in effect for one-year terms subject to annual approval (1) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund and (2) by the vote of a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated with respect to the Fund at any time upon 60 days’ notice by either party or by a vote of a majority of the outstanding shares of the Fund, and will terminate automatically upon its “assignment” (as such term is defined in the 1940 Act).

The Adviser supervises the Fund’s investments, conducts its investment program and provides supervisory and compliance services to the Fund. The Adviser provides the Fund with investment management services, including, subject to the supervision of, and policies established by, the Board of Trustees, the selection, appointment, termination and supervision of any sub-adviser to furnish day-to-day investment advice and recommendations to the Fund. In accordance with an exemptive order from the SEC, the Adviser may from time to time with the approval of the Board of Trustees employ, terminate and modify the sub-advisory agreements of unaffiliated sub-advisers according to certain procedures without soliciting shareholders’ approval. The Adviser may also directly manage a portion of the assets of a sub-advised Fund. When acting as a “manager of managers,” the Adviser provides investment management services that include the selection of sub-advisers employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers when the Adviser believes appropriate or advisable; regular monitoring of the sub-advisers’ buying and selling of securities; regular review of holdings; ongoing trade oversight; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when multiple sub-advisers are used; and risk management oversight and analysis.

The Adviser is responsible for payment of all expenses it may incur in performing services pursuant to the Management Agreement, including payment of the Sub-Adviser. The Adviser provides all executive, administrative, clerical and other personnel reasonably necessary to perform its obligations under the Management Agreement and pays the salaries and other employment related costs of employing those persons. The Adviser also furnishes the Fund with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space, facilities and equipment.

The Management Agreement provides that the Trust is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by the Adviser, as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the Fund, charges of the custodian and transfer agent, cost of auditing services, Independent Trustees’ fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated Fund prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Trustee and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the Fund, or costs related to indemnification of Trustees, officers and employees of the Fund.

The Adviser also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies.

The use of the name “City National Rochdale” by the Trust and by the Fund is pursuant to the consent of the Adviser, which may be withdrawn if the Adviser ceases to be the Adviser of the Fund.

The Adviser has contractually agreed to limit its fees or reimburse expenses for the Fund. The Adviser intends to continue these arrangements at least through January 31, 2020; however, the Adviser is under no obligation to continue these arrangements, and may terminate them at any time. Any fee reductions or reimbursements may be repaid to the Adviser as described below.

The Adviser may seek potential recovery of amounts waived or reimbursed for a period of three years from the fiscal year in which such amounts were waived or reimbursed provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations, and subject to various conditions described below.

If the Adviser were to seek to recover amounts previously waived or reimbursed, the Adviser would generally seek reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. The Adviser’s ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Fund’s ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Adviser must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Fund and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Fund until collection is probable, but the full amount of the potential liability will appear in a footnote to the Fund’s financial statements. At such time as it appears probable that the Fund is able to effect such reimbursement, that the Adviser intends to seek such reimbursement and that the Board has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Fund for that current period.

A summary of the Board’s considerations associated with its approval of the Management Agreement with respect to the Fund will be included in the Trust’s Semi-Annual Report for the period ended March 31, 2019.

Conflicts of Interest

The Adviser and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “City National Rochdale”), including the entities and personnel who may be involved in the management, operations or distribution of the series of the Trust are engaged in a variety of businesses and have interests other than that of managing the series of the Trust. The broad range of activities and interests of City National Rochdale gives rise to actual, potential and perceived conflicts of interest that could affect the series of the Trust and their shareholders. Certain actual and potential conflicts are described below.

City National Rochdale manages or advises other funds and accounts in addition to the series of the Trust (collectively, the “Other Accounts”). Certain Other Accounts have investment objectives similar to those of the series of the Trust and/or engage in transactions in the same types of securities and instruments as the series of the Trust. Such transactions could affect the prices and availability of the securities and instruments in which a series invests, and could have an adverse impact on the series’ performance. Other Accounts may buy or sell positions while a series of the Trust is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the series. A position taken by City National Rochdale, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a series of the Trust or may be adverse to a company or issuer in which the series has invested.

The results of the investment activities of the series of the Trust may differ significantly from the results achieved for Other Accounts. City National Rochdale may give advice, and take action, with respect to any current or future Other Accounts that may compete or conflict with advice City National Rochdale may give to, or actions City National Rochdale may take for, the series of the Trust. City National Rochdale may receive more compensation with respect to certain Other Accounts than that received with respect to the series of the Trust or may receive compensation based on the performance of certain Other Accounts. City National Rochdale personnel may have greater economic and other interests in certain Other Accounts promoted or managed by such personnel as compared to the series of the Trust.

City National Rochdale and other financial service providers have conflicts associated with their promotion of the series of the Trust or other dealings with the series that would create incentives for them to promote the series. City National Rochdale may directly or indirectly receive a portion of the fees and commissions charged to the series of the Trust or their shareholders. City National Rochdale will also benefit from increased amounts of assets under management. These compensation matters may create a financial incentive on the part of City National Rochdale to recommend the series of the Trust over other accounts or products or to effect transactions differently in the series as compared to Other Accounts. City National Rochdale has an interest in increasing assets of the series of the Trust, including in circumstances when that may not be in the series’ or their shareholders’ interests.

City National Rochdale, out of its past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the series of the Trust and Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments may be substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the series of the Trust or Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit City National Rochdale to the extent the payments result in more assets being invested in the series of the Trust and Other Accounts on which fees are being charged.

City National Rochdale may have a financial incentive to implement certain changes to the series of the Trust or Other Accounts. For example, the Adviser may, from time to time, recommend a change in sub-adviser. City National Rochdale may benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee. Any recommendation to the Board concerning the replacement of a sub-adviser for a series of the Trust is subject to the Adviser’s fiduciary duty to act in the best interests of the series and its shareholders.

SUB-ADVISER

GML entered into a sub-advisory agreement effective December __, 2018 (the “Sub-Advisory Agreement”) with the Adviser pursuant to which GML serves as discretionary investment adviser to the Fund.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or import of law, or for any loss suffered by the Trust in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its obligations and duties under this agreement or its reckless disregard of its obligations and duties thereunder.

The continuance of the Sub-Advisory Agreement must be specifically approved at least annually (1) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (2) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event that the Fund or Trust terminates, and is terminable at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice by either party.

The Adviser pays GML a fee for its services. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly.

A summary of the Board’s considerations associated with its approval of the Sub-Advisory Agreement will be included in the Trust’s Semi-Annual Report for the period ended March 31, 2019.

PORTFOLIO MANAGER

Information regarding City National Rochdale and the Sub-Adviser is contained in the Prospectus under “Management of the Fund.” Following is information with respect to each person who is primarily responsible for the day-to-day management of the Fund’s portfolio (a “portfolio manager”), as identified in the Prospectus: (i) other accounts managed by the portfolio manager, (ii) a description of the portfolio manager’s compensation structure and (iii) the dollar range of the portfolio manager’s investments in the Fund. All information provided below is as of September 28, 2018, unless otherwise indicated.

Garrett R. D’Alessandro, Matthew Peron, and Thomas H. Ehrlein of the Adviser manage the assets of the Fund. In addition to the Fund, Messrs. D’Alessandro, Peron, and Ehrlein manage the following accounts:

Garrett R. D’Alessandro

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	4	$3,134.1	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	93	$281.7	0	$0

Matthew Peron

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	2	$3,049.0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Thomas H. Ehrlein

Type of Accounts	Total # of Accounts Managed	Total Assets (millions)	# of Accounts Managed with Performance-Based Advisory Fee	Total Assets with Performance-Based Advisory Fee (millions)
Registered Investment Companies:	3	$135.1	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

City National Rochdale is a wholly-owned subsidiary of CNB. The compensation received from CNB by all City National Rochdale employees, including each of the portfolio managers listed above, consists of base cash salaries and annual cash bonuses based on the investment professional’s assigned portfolios’ investment performance, his/her contribution to investment strategy and research, client retention, teamwork, and overall participation in CNB’s investment division’s activities. Investment professionals are also eligible to participate in CNB’s stock option program, which provides for an annual stock grant based on individual performance, and corporate profit sharing program, which is a qualified defined contribution plan available to all CNB employees who are entitled to receive paid vacation. An eligible employee may defer a portion of his or her pay into the plan, a portion of which is matched by CNB. In addition, CNB may make discretionary contributions (“employer contributions”) each year equal to a portion of its consolidated net profits, subject to an overall maximum percentage of compensation. Employer contributions vest over a period of five years of service with CNB.

None of Messrs. D’Alessandro, Peron, and Ehrlein own any shares of the Fund.

Potential Conflicts of Interest in Portfolio Management

Portfolio managers who have day-to-day management responsibilities with respect to more than one series of the Trust or other account may be presented with several potential or actual conflicts of interest.

First, the management of multiple series and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each series and/or other account. In approving the Management Agreement and Sub-Advisory Agreement, the Board of Trustees was satisfied that each portfolio manager would be able to devote sufficient attention to the management of the applicable series, and that the Adviser and the Sub-Adviser seeks to manage such competing interests for the time and attention of portfolio managers. In addition, most other accounts managed by each identified portfolio manager are managed using the same investment models that are used in connection with the management of the applicable series.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one series or other account, a series may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible series and other accounts of the Adviser or Sub-Adviser. To deal with these situations, the Adviser and the Sub-Adviser have adopted procedures for allocating portfolio transactions across multiple accounts, which generally provide for pro rata allocation.

With respect to securities transactions for the series of the Trust, the Adviser and the Sub-Adviser determine which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, the Adviser and Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a series in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the series or other account(s) involved.

The appearance of a conflict of interest may also arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one or more, but not to all, accounts with respect to which a portfolio manager has day-to-day management responsibilities. For example, an investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which the Adviser or Sub-Adviser could share in investment gains.

The Trust, Adviser and Sub-Adviser have adopted certain compliance policies and procedures designed to address the conflicts described above, including policies and procedures designed to ensure that investment opportunities are allocated equitably among different customer accounts and that no one client is favored over another. In addition, management of the Adviser and the Sub-Adviser meet periodically to identify and evaluate potential conflicts of interest. However, there is no guarantee that such policies and procedures will detect each and every situation in which a conflict arises.

ADMINISTRATOR

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, fund accounting, regulatory reporting, necessary office space, equipment, personnel, compensation and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive renewal terms of two years each, unless terminated by mutual agreement, by either party on not less than 60 days’ prior written notice to the other party, upon the liquidation of a series of the Trust with respect to that series, upon the liquidation of the Administrator, or upon 45 days’ written notice following an uncured material breach.

The Administrator is entitled to fees calculated based upon the aggregate average daily net assets (“Assets”) of the Trust, subject to a minimum annual fee. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of certain series shares.

The Administrator, a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation (“SIMC”), a wholly-owned subsidiary of SEI Investments Company (“SEI Investments”), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

DISTRIBUTOR

SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the “Distribution Agreement”) with respect to shares of the series of the Trust. The Distribution Agreement is renewable annually by approval of the Board of Trustees and of the Independent Trustees. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Independent Trustees who have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days’ written notice by either party or upon assignment by the Distributor. The Distributor receives distribution fees pursuant to the Distribution Plan on behalf of Class N shares of the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The Distributor has entered into a Distribution Coordination Agreement with the Trust and RIM Securities LLC (“RIM Securities”), pursuant to which RIM Securities acts as Sub-Distribution Coordinator. RIM Securities is RIM Securities, a FINRA registered broker-dealer and wholly owned subsidiary of City National Bank, is an affiliate of City National Rochdale. RIM Securities’ principal place of business is 400 Park Avenue, New York NY 10022. Under the Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Distribution Plan is transmitted to RIM Securities. RIM Securities then reallows those fees to broker-dealers and service providers, including City National Rochdale and other affiliates, for payments for distribution services of the type identified in the Distribution Plan, and retains any undistributed balance of fees received from the Distributor.

TRANSFER AGENT

Pursuant to a transfer agency agreement, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the series of the Trust.

CUSTODIANS

Pursuant to a custodian agreement, U.S. Bank, N.A. (the “Custodian”), located at 1555 N. Rivercenter Drive, Milwaukee, Wisconsin 53212, serves as the custodian of the Trust’s assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND REPORTS TO SHAREHOLDERS

The Trust’s independent registered public accounting firm, BBD, LLP, audits and reports on the annual financial statements of the series of the Trust and may also perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of BBD, LLP is 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. The address of Morgan, Lewis & Bockius LLP is 300 South Grand Avenue, 22nd Floor, Los Angeles, California 90071.

Dechert LLP serves as counsel to the Independent Trustees. The address of Dechert LLP is 2010 Main Street, Suite 500, Irvine, California 92614.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to: pursue the investment objective of the Fund; invest money obtained from the sale of the Fund’s shares; reinvest proceeds from maturing, or the sale of, portfolio securities; and meet redemptions of the Fund’s shares. Portfolio transactions may increase or decrease the returns of the series depending upon management’s ability correctly to time and execute them.

The Sub-Adviser, in effecting purchases and sales of portfolio securities for the accounts of the Fund, seeks to obtain best execution under the circumstances then prevailing. Subject to the supervision of the Board, the Sub-Adviser generally selects broker-dealers for the Fund primarily on the basis of the quality and reliability of services provided, including but not limited to execution capability and financial responsibility. The Sub-Adviser annually performs a formal review of the broker-dealers used by it with respect to the Fund, and performs informal reviews of the broker-dealers on an on-going basis.

The Fund’s general policy is to seek to obtain the most favorable execution available. The Sub-Adviser complies with Section 28(e) of the Securities Exchange Act of 1934 in this regard.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers will include the spread between the bid and asked prices.

Investment decisions for the Fund are reached independently from those for other accounts managed by the Sub-Adviser. Such other accounts may also make investments in instruments or securities at the same time as the Fund. On occasions when the Sub-Adviser determines the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Sub-Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in an attempt to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable under the circumstances and consistent with its fiduciary obligations to the Fund and to its other participating clients. In some cases this procedure may affect the size or price of the position obtainable for the Fund.

The Fund does not direct securities transactions to broker-dealers in recognition of the sale of Fund shares. However, broker-dealers who execute brokerage transactions for the Fund may effect purchases of shares of the Fund for its customers. The Fund does not use the Distributor to execute its portfolio transactions.

REGULAR BROKERS OR DEALERS

“Regular brokers or dealers” (as such term is defined in the 1940 Act) of the Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares. Any securities of any “regular brokers or dealers” held by the Fund during a fiscal year will be disclosed by the Fund after the end of such fiscal year.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Dividends and other distributions will be reinvested in additional shares of the Fund unless the shareholder has otherwise indicated. If cash payment is requested, checks will normally be mailed on the business day following the dividend reinvestment date. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

Your dividends begin to accrue on the day of purchase for shares bought if purchased before 4:00 p.m., Eastern Time. Your dividends begin to accrue on the following day for shares purchased after this cut-off time. We will not credit you with dividends for shares on the day you sell them.

FEDERAL INCOME TAXES

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Fund and its shareholders. This discussion is very general and, except where noted, does not address investors subject to special rules, such as investors who hold shares in the Fund through an IRA, 401(k) or other tax-advantaged account. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund and its Investments

The Fund will be treated as a separate taxpayer for U.S. federal income tax purposes. The Fund has elected to be treated, and intends to qualify each year, as a “regulated investment company” or “RIC” under Subchapter M of the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market (generally including MLPs), other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships” (generally including MLPs).

The Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” for the taxable year (i.e., generally, the taxable income of a RIC other than its net capital gain, plus or minus certain other adjustments), and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders.

Net short-term and long-term capital losses incurred by the Fund may be carried forward to offset future capital gains for an unlimited period. Capital loss carryforwards retain their character as either short-term or long-term capital losses.

Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

If, for any taxable year, the Fund were to fail to qualify as a regulated investment company under the Code or were to fail to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may cure a failure to qualify as a regulated investment company, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

The Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), if any, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income prior to the receipt of cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In order to distribute this income and avoid a tax on the Fund, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon securities, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” or part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year).

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market rules, constructive sale rules or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount. These rules may also affect the amount, timing, and character of income and gain recognized by the Fund and of distributions to shareholders. In order to distribute this income and avoid a tax on the Fund, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.

Foreign Investments

Dividends, interest or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If more than 50% of the value of the Fund’s assets at the close of any taxable year consists of stock or securities of foreign corporations, which for this purpose may include obligations of foreign governmental issuers, the Fund may elect, for U.S. federal income tax purposes, to treat any foreign income or withholding taxes paid by the Fund as paid by its shareholders. If at least 50% of the value of the Fund’s assets is represented by interests in other RICs at the close of each quarter of its taxable year, the Fund may make the same election, treating both qualified foreign taxes paid by the Fund and qualified foreign taxes paid by underlying RICs in which the Fund invests as paid by its shareholders. For any year that the Fund is eligible for and makes such an election, each shareholder of the Fund will be required to include in its income an amount equal to his or her allocable share of qualified foreign income taxes paid by the Fund and RICs in which the Fund invests, and shareholders will be entitled, subject to certain holding period requirements and other limitations, to credit their portions of these amounts against their U.S. federal income tax due, if any, or to deduct their portions from their U.S. taxable income, if any. No deductions for foreign taxes may be claimed, however, by non-corporate shareholders who do not itemize deductions, and no deduction for foreign taxes will be permitted to individuals in computing their alternative minimum tax liability. Shareholders that are exempt from tax under Section 501(a) of the Code, such as certain pension plans, generally will derive no benefit from this election. Under certain circumstances, if the Fund receives a refund of foreign taxes paid in respect of a prior year, the value of the Fund’s shares could be reduced, or any foreign tax credits or deductions passed through to shareholders in respect of the Fund’s foreign taxes for the current year could be reduced.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Passive Foreign Investment Companies

If the Fund purchases shares in certain foreign entities, called “passive foreign investment companies” (“PFICs”), and does not make certain elections, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund would generally be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to distribute this income and avoid a tax on the Fund, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In order to make the “qualified electing fund” election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

If the Fund were to invest in a PFIC and make a mark-to-market election, the Fund would be treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. Such an election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year might be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund might have to distribute such excess income and gain to satisfy the 90% distribution requirement for treatment as a regulated investment company and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax on the Fund, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Investments in Other RICs

The Fund’s investment in one or more other RICs could adversely affect the amount, timing and character of distributions to its shareholders. Each underlying RIC in which the Fund invests will be required to distribute the underlying RIC’s income and gains on an annual basis, but cannot distribute losses. As a result, the Fund that invests in other RICs generally will not be able to offset losses of one underlying RIC against income or gains of another underlying RIC, unless in certain circumstances it sells or redeems shares of the underlying RIC with the loss. Additionally, if the Fund invests in other RICs it will not be able to offset its own income or gains with the losses from an underlying RIC in which it invests, unless in certain circumstances it sells or redeems shares of the underlying RIC with the loss.

The Fund’s sales or redemptions of shares in underlying RICs could cause it to recognize taxable gain or loss. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to the Fund’s shareholders. Further, a portion of losses on sales or redemptions of shares in the underlying RIC may be deferred.

Short-term capital gains earned by an underlying RIC will be treated as ordinary dividends when distributed to the Fund and therefore will not be offset by capital losses incurred on other investments made by the Fund. This may result in more ordinary dividends for Fund shareholders and/or a shifting of capital gain dividends to ordinary dividends compared to the dividends that would have been paid if the Fund had invested directly in the assets held by the underlying RIC.

Taxation of U.S. Shareholders

Dividends and other distributions by the Fund are generally treated under the Code as received by its shareholders at the time the dividend or distribution is made. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month but is actually paid during the following January, such dividend or distribution will be deemed to have been received by each shareholder on December 31 of the year in which the dividend was declared.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryforwards). If, however, the Fund retains an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryforwards), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gain in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gains included in their respective income over their respective income tax credits. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon timely filing appropriate returns or claims for refund with the IRS.

The Code permits tax-exempt interest received by the Fund to flow through as tax-exempt “exempt-interest dividends” to the Fund’s shareholders, provided that the Fund qualifies as a regulated investment company and at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations that pay interest excluded from gross income under Section 103(a) of the Code. The Fund may also report exempt-interest dividends if at least 50% of the value of its assets is represented by interests in other RICs at the close of each quarter of its taxable year. Exempt-interest dividends are excluded from a shareholder’s gross income under the Code but are nevertheless required to be reported on the shareholder’s U.S. federal income tax return. The percentage of income reported as exempt-interest dividends for a month may differ from the percentage of distributions consisting of tax-exempt interest during that month. That portion of the Fund’s dividends and distributions not reported as exempt-interest dividends will generally be taxable as described below.

Exempt-interest dividends paid by the Fund are exempt from regular federal income taxes. Other distributions from the Fund’s net investment income and net realized short-term capital gains are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in shares. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that the Fund reports as capital gain dividends are taxable as long-term capital gains, whether paid in cash or in shares, and regardless of how long a shareholder has held shares of the Fund. Such distributions will not be eligible for the dividends-received deduction for a corporate shareholder.

Exempt-interest dividends derived from interest on certain “private activity bonds” will be a tax preference item, which increases alternative minimum taxable income for individuals that are subject to the U.S. federal alternative minimum tax. Bonds issued in 2009 or 2010 generally will not be treated as private activity bonds, and exempt-interest dividends derived from interest earned on such bonds generally will not be treated as a tax preference item.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, dividends (other than exempt-interest dividends), interest and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Certain tax-exempt educational institutions will be subject to a 1.4% tax on net investment income. For these purposes, certain dividends (other than exempt-interest dividends) and capital gain distributions, and certain gains from the disposition of Fund shares (among other categories of income), are generally taken into account in computing a shareholder’s net investment income.

Special rules apply to certain dividends that are reported by the Fund as “qualified dividend income.” Such dividends are subject to tax for non-corporate shareholders at rates of up to 20%, provided that the distributing Fund and the shareholder satisfy certain holding period and other requirements. Qualified dividend income is not actually treated as capital gain, however, and thus generally cannot be offset by capital losses. The portion of dividends eligible to be treated as qualified dividend income will be: (i) 100% of the dividends paid by the Fund in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the dividends paid by the Fund to a non-corporate shareholder in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. Qualified foreign corporations are foreign corporations that are incorporated in a possession of the United States or that are eligible for benefits under certain U.S. income tax treaties. Certain other dividends received from foreign corporations will be treated as qualified dividends if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a REIT or from another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends will not be qualified dividend income.

If an individual receives a dividend subject to tax at long-term capital gain rates that constitutes an “extraordinary dividend” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An extraordinary dividend for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 50% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to shares, they may be denied a portion of the dividends-received deduction with respect to those shares.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated receipts, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Noncorporate taxpayers are generally eligible for a deduction of up to 20% of “qualified REIT dividends.” The Fund will not be able to claim such a deduction in respect of any REIT dividends it receives, and shareholders will not be able to claim such a deduction in respect of Fund dividends attributable to any REIT dividends.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the Fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). Each shareholder who receives dividends or other distributions in the form of additional shares will be treated for U.S. federal income tax purposes as if receiving a distribution in an amount equal to the amount of money that the shareholder would have received if he or she had instead elected to receive cash distributions. The shareholder’s aggregate tax basis in shares of the applicable Fund will be increased by such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution (other than daily dividends paid by the Fund) should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

Interest on indebtedness incurred by shareholders, directly or indirectly to purchase or carry shares in funds that distribute exempt-interest dividends is not deductible for U.S. federal income tax purposes. Investors receiving social security or railroad retirement benefits should be aware that exempt-interest dividends received from the Fund may, under certain circumstances, cause a portion of such benefits to be subject to federal income tax. Furthermore, any portion of an exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its federal tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof.

Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Sales of Shares

Upon the sale or exchange of his or her shares, a shareholder will generally recognize a taxable gain or loss equal to the difference between the amount realized and his or her basis in the shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less, will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (including amounts credited to the shareholder as undistributed capital gains) with respect to such shares.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires, before February 1 of the calendar year following the calendar year of the disposition, shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Backup Withholding

The Fund may be required in certain circumstances to apply backup withholding on dividends (including exempt-interest dividends), other distributions and redemption proceeds payable to non-corporate shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. The backup withholding rate is currently 24%. Backup withholding is not an additional tax, and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities.

Notices

Shareholders will receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions, and redemption proceeds that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

For sales or exchanges of shares of the Fund acquired (including through the reinvestment of dividends and capital gains distributions) on or after January 1, 2012, the Fund will report to shareholders and the IRS the cost basis and holding period of the shares and the amount of gain or loss on the sale or exchange. If a shareholder has a different basis for different shares of the Fund in the same account (e.g., if a shareholder purchased Fund shares in the same account at different prices per share), the Fund will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. For purposes of calculating and reporting basis, shares acquired on or after January 1, 2012, are generally treated as held in a separate account from shares acquired prior to January 1, 2012.

The Fund’s default method for calculating basis is specific lot identification using the average cost method. Subject to certain limitations, a shareholder may choose a method other than the default method at the time of shares are sold or exchanged. Shareholders should contact the Trust at (800) 445-1341 for information regarding available methods of basis computation and procedures for electing a method other than the default method. Prior to redeeming shares, shareholders should contact their own tax advisers concerning the consequences of applying the default method or choosing another method of basis calculation.

Shares of the Fund are offered through approved broker dealers or other financial institutions (each an “Authorized Institution”). If you own shares of the Fund through an Authorized Institution, your Authorized Institution is responsible for maintaining your individual account records and calculating your cost basis based upon their default method. Please note your Authorized Institution’s default method may differ from that of the Fund, and you should contact them directly with any questions regarding your account or general cost basis inquiries.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Distributions derived from interest on U.S. Government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

Non-U.S. Shareholders

Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

The 30% withholding tax described in the preceding paragraph generally will not apply to exempt-interest dividends, to distributions of the excess of net long-term capital gains over net short-term capital losses or to redemption proceeds. This 30% withholding tax also will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified interest income,” or (b) short-term capital gain dividend to the extent such dividends are derived from the Fund’s “qualified short-term gain.” Qualified net interest income is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions other than exempt-interest dividends payable to such entities, and, after December 31, 2018, to redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Gain on such a disposition is sometimes referred to as “FIRPTA gain”. The Internal Revenue Code provides a look-through rule for distributions of “FIRPTA gain” if certain requirements are met. If the look-through rule applies, certain distributions attributable to income received by the Fund from REITs may be treated as gain from the disposition of a USRPI, causing distributions to be subject to U.S. withholding tax at rates of up to 21%, and requiring non-U.S. investors to file nonresident U.S. income tax returns. Also, gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes. Under certain circumstances, shares of the Fund may qualify as USRPIs, which could result in 15% withholding on certain distributions and gross redemption proceeds paid to certain non-U.S. investors.

CALIFORNIA INCOME TAX

So long as the Fund continues to qualify as a regulated investment company under the Code, the Fund will incur no California income or franchise tax liability on income and capital gains distributed to shareholders.

GENERAL

The foregoing is only a summary of certain material U.S. federal income tax consequences (and, where noted, state and local tax consequences) affecting the Fund and its shareholders. Prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

SHARE PRICE CALCULATION

The NAV of the Fund is calculated as follows. All Fund liabilities incurred or accrued are deducted from the valuation of the Fund’s total assets, which includes accrued but undistributed income. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV.

In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The net asset value per share of any investment company in which the Fund invests is calculated as described in its prospectus and statement of additional information.

Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date. If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Prices for securities traded on a securities exchange are provided daily by recognized independent pricing agents. The reliability of the valuations provided by the independent, third-party pricing agents are reviewed daily by the Administrator.

These third-party pricing agents may employ methodologies, primarily regarding debt securities, that utilize actual market transactions, broker-dealer supplied valuations, estimates of market value based on similar securities or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator obtains a bid price from an independent broker who makes a market in the security. The Adviser or Sub-Adviser supplies the Administrator with the appropriate broker contact, and to ensure independence the Administrator obtains the quote directly from the broker each day.

Foreign securities owned by the Fund are valued at the closing prices (as determined prior to the Fund’s determination of net asset value) on the principal exchanges on which it trades. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90- and 180-day forward rates.

Valuation corrections are required where variations in net asset value are the result of mathematical mistakes, the misapplication of accounting principles, misjudgments in the use of fact, and failure to reflect market information that was known or should have been known. Valuation corrections require prospective actions, and may require retroactive actions if the net asset value variation is material. Valuation corrections that require retroactive action will be reported to the Board of Trustees.

The Administrator has primary operational responsibility for the operation of the valuation process. The Administrator uses several systems to monitor the pricing data supplied by various sources. These reports are reviewed daily. Any identified discrepancies are researched and resolved in accordance with these procedures. All discrepancies identified by the price flagging systems, and the resolution and verification steps taken by the Administrator, are documented and retained as part of the Trust’s daily records.

To ensure that the independent broker continues to supply a reliable valuation, at least once per month the Administrator provides the broker-supplied value to the Adviser or Sub-Adviser for review and approval. In addition, the Adviser or Sub-Adviser will consult with the Administrator in the event of a pricing problem, participate on the Fair Value Committee, and shall notify the Administrator in the event it discovers a pricing discrepancy. Under no circumstances may the Adviser or Sub-Adviser determine the value of a portfolio security outside of the established pricing framework.

If current market quotations are not readily available, the Trust’s Fair Value Committee will determine the security’s value using Fair Value Procedures established by the Board of Trustees. For instance, if trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Trust calculates net asset value, the Fair Value Committee will determine the security’s fair value. In making a good faith determination of the value of the security, the Committee will consider the Adviser’s or the Sub-Adviser’s valuation recommendation and information supporting the recommendation, including factors such as the type of security, last trade price, fundamental analytical data relating to the security, forces affecting the market in which the security is purchased and sold, the price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant factors.

[DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan (the “Plan”) for the Class N shares of the Fund, in accordance with Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board has determined that the Plan is in the best interests of the shareholders. Continuance of the Plan must be approved annually by a majority of the Trustees and by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan or in any agreements related thereto (“Qualified Trustees”). The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments to the Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

The Plan adopted for the Class N shares provides that the Trust will pay the Distributor a fee that the Distributor can use to compensate broker-dealers and service providers, including affiliates of the Adviser and the Distributor, that provide distribution-related services to the Class N shareholders or to their customers who beneficially own the Class N shares. Under the Plan, the annual distribution fee rate for the Fund’s Class N shares is 0.25%.

Payments may be made under the Plan for distribution services, including reviewing of purchase and redemption orders, assisting in processing purchase, exchange and redemption requests from customers, providing certain shareholder communications requested by the Distributor, forwarding sales literature and advertisements provided by the Distributor, and arranging for bank wires.

Except to the extent that affiliates of the Adviser have received or receive distribution fees from the Distributor, or that the Adviser has benefited or benefits through increased fees from an increase in the net assets of the Trust which may have resulted or results in part from the expenditures, no interested person of the Trust nor any Trustee who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of the Plan or any related agreements.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Plan provides that the distribution fees paid by a particular class of the Fund may only be used to pay for the distribution expenses of that class of the Fund.

Distribution fees are accrued daily and paid monthly, and are charged as expenses as accrued. Shares are not obligated under the Plan to pay any distribution expense in excess of the distribution fee. Thus, if the Plan is terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the class of the Fund to the Distributor.

The Board, when approving the establishment of the Plan, determined that there are various anticipated benefits to the Fund from such establishment, including the likelihood that the Plan will stimulate sales of shares of the Trust and assist in increasing the asset base of the Trust in the face of competition from a variety of financial products and the potential advantage to the shareholders of the Trust of prompt and significant growth of the asset base of the Trust, including greater liquidity, more investment flexibility and achievement of greater economies of scale. The Board annually reviews the Plan and has determined each year that there is a reasonable likelihood that the plan will benefit the Trust and its shareholders. The Plan (and any distribution agreement among the Fund, the Distributor or the Adviser and a selling agent with respect to the shares) may be terminated without penalty upon at least 60 days’ notice by the Distributor or the Adviser, or by the Trust by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the 1940 Act) of the class to which the Plan applies.

All distribution fees paid by the Fund under the Plan will be paid in accordance with Rule 2830 of the FINRA Rules of Conduct, as such Rule may change from time to time. Pursuant to the Plan, the Trustees will review at least quarterly a written report of the distribution expenses paid to the Distributor with respect to the Fund. In addition, as long as the Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust shall be made by the Independent Trustees.

SHAREHOLDER SERVICES AGREEMENT

CNB, an affiliate of the Adviser, has entered into a Shareholder Services Agreement with the Trust. Pursuant to the Shareholder Services Agreement, CNB will provide, or will arrange for others to provide, certain specified shareholder services to shareholders of Class N shares. As compensation for the provision of such services, the Fund will pay CNB a fee of 0.25% of the average daily net assets of the class on an annual basis, payable monthly. CNB may pay certain banks, trust companies, broker-dealers, and other institutions (each a “Participating Organization”) out of the fees CNB receives from the Fund under the Shareholder Services Agreement to the extent that the Participating Organization performs shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of the Participating Organization. In certain cases, CNB may also pay a fee, out of its own resources and not out of the service fee payable under the Shareholder Services Agreement, to a Participating Organization for providing other administrative services to its customers who invest in the Fund.

Pursuant to the Shareholder Services Agreement, CNB will provide or arrange with a Participating Organization for the provision of the following shareholder services: responding to shareholder inquiries; processing purchases and redemptions of the Fund’s shares, including reinvestment of dividends; assisting shareholders in changing dividend options, account designations, and addresses; transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Fund to shareholders (including, upon request, copies, but not originals, of regular correspondence, confirmations, or regular statements of account) where such shareholders hold shares of the Fund registered in the name of CNB, a Participating Organization, or their nominees; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

CNB may also enter into agreements with Participating Organizations that process substantial volumes of purchases and redemptions of shares of the Fund for its customers. Under these arrangements, the Transfer Agent will ordinarily maintain an omnibus account for a Participating Organization and the Participating Organization will maintain sub-accounts for its customers for whom it processes purchases and redemptions of shares. A Participating Organization may charge its customers a fee, as agreed upon by the Participating Organization and the customer, for the services it provides. Customers of Participating Organizations should read the Fund’s Prospectus in conjunction with the service agreement and other literature describing the services and related fees provided by the Participating Organization to its customers prior to any purchase of shares.

As a Participating Organization, each of City National Securities, Inc. (“CNS”) and City National Rochdale, each a wholly-owned subsidiary of CNB, has entered into a Shareholder Service Provider Agreement with CNB to provide shareholder servicing functions for the Fund with respect to shares of the Fund owned from time to time by customers of CNS and City National Rochdale, respectively.

SHAREHOLDER SERVICES PLAN

The Board has adopted, on behalf of Class Y shares of the Fund, a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for Class Y shares of the Emerging Markets Fund owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Class; (b) aggregating and processing orders involving Class Y shares; (c) processing dividend and other distribution payments from the Class on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Fund; (f) providing sub-accounting with respect to Class Y shares of the Fund or the information to the Fund necessary for sub-accounting; (g) providing customers with a service that invests the assets of their accounts in Class Y shares of the Fund pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Adviser may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. The Class Y shares of the Fund will pay the Adviser or Service Organizations, as applicable, at an annual rate of up to 0.25% of the average daily net assets of Class Y shares owned by its respective customers, payable monthly.

MARKETING AND SUPPORT PAYMENTS

The Adviser, out of its own resources and without additional cost to the Fund or its shareholders, may provide cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. These payments are in addition to other fees described in the Fund’s Prospectus and this SAI, and are generally provided for shareholder services or marketing support. Payments for marketing support are typically for inclusion of the Fund on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

EXPENSES

The Trust pays the expenses of its operations, including: the fees and expenses of independent auditors, counsel and the Custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and industry association membership dues. In its role as investment adviser, City National Rochdale has agreed to limit its investment management fees or reimburse the expenses of the Fund as described above and in the Prospectus.

CODES OF ETHICS

Each of the Trust, the Adviser, the Sub-Adviser and the Distributor has adopted codes of ethics which contains policies on personal securities transactions by “access persons.” These policies comply in all material respects with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted a Policy on Disclosure of Portfolio Holdings as described below.

Disclosure, Generally

The Adviser and the Administrator receive information regarding the Fund’s portfolio holdings on a daily basis, and have the ability to disclose such information to other persons. The Fund or the Adviser may disclose the Fund’s entire portfolio holdings as of the end of a calendar month to third parties no sooner than 30 calendar days after the end of the month, provided such disclosure is publicly available to all investors (on the Fund’s website or otherwise) unless earlier or more limited disclosure is specifically allowed as outlined below.

The Fund or the Adviser may disclose selected information and commentary about portfolio holdings that does not identify specific portfolio holdings (“Portfolio Data”) orally or in writing to third parties as of the end of the most recent calendar month no sooner than ten calendar days after month-end. Portfolio Data may include, but is not limited to, information about how the Fund’s investments are generally allocated among asset classes, economic sectors, sub-advisers, industries, countries, and other general fundamental characteristics (e.g., P/E ratios, market capitalizations). For fixed income funds, Portfolio Data may include information about types of bonds, bond maturities, bond coupons and bond credit quality ratings. Portfolio Data may be provided to members of the press, persons considering investing in the Fund, including consultants, financial intermediaries, fiduciaries of a 401(k) plan or a trust and their advisers, and rating and ranking organizations. The Adviser may restrict access to Portfolio Data of the Fund in its sole discretion if the Adviser believes the release of such Portfolio Data may be harmful to the Fund.

Additionally, the Trust files the Fund’s complete portfolio holdings schedules as of the end of each first and third fiscal quarter with the SEC on Form N-Q within 60 days of the end of the quarter. With respect to the Trust’s second and fourth fiscal quarters, lists of the Fund’s complete portfolio holdings will be made available in the Fund’s annual and semi-annual reports, which will be mailed to shareholders within 60 days of the end of the quarter and are filed with the SEC on Form N-CSR within ten days of such mailing. The current shareholder reports will also be available on the Fund’s website.

Exceptions

Pursuant to the policies adopted by the Board of Trustees, other than the foregoing disclosure, no information concerning the Fund’s portfolio holdings may be disclosed to any third party except for the following disclosures, which are generally made by the Adviser or the Administrator: 1) the Fund and the Adviser may disclose to third parties the ten largest holdings of the Fund no sooner than a period of ten calendar days after the prior month-end; 2) information about the Fund’s holdings in any particular security can be made available to stock exchanges, regulators or issuers at any time; 3) Fund portfolio holding information can be made available to rating and ranking organizations (e.g., Morningstar), subject to confidentiality requirements; 4) Fund portfolio holding information can be made available to any other third party provided that the recipient has a legitimate business need for the information and pursuant to a written confidentiality agreement between the recipient and the Adviser, including provisions restricting trading on the information provided; 5) the Fund and the Adviser may disclose any portfolio holdings to third parties as may be required by law or by the rules or regulations of the Securities and Exchange Commission or by the laws or regulations of foreign jurisdictions in which the Fund invests. Any exception to the general portfolio holding policy discussed above and any other waiver of the Fund’s Portfolio Holdings Disclosure Policy must be approved in writing by the Fund’s CCO.

As of December 31, 2017, the Trust has ongoing business arrangements with the following entities which involve making portfolio holdings information available to such entities as an incidental part of the services they provide to the Trust: (i) the investment advisers and sub-advisers of the series of the Trust, the Trust’s administrator and custodian pursuant to investment management, administration and custody agreements, respectively, under which the Trust’s portfolio holdings information is provided daily on a real-time basis; (ii) Glass Lewis & Co. pursuant to a proxy voting agreement under which the Trust’s portfolio holdings information is provided weekly, subject to a one-day lag; (iii) accountants, attorneys and other professionals engaged by the Trust to whom the Trust provides portfolio holdings information on a regular basis with varying lag times after the date of the information, and (iv) Morningstar, Inc., Lipper Inc., imoney.net, Thomson Financial, Standard and Poor’s, and Bloomberg L.P. pursuant to agreements under which each series’ portfolio holdings information is provided quarterly no later than 65 days after the end of the previous quarter, and no earlier than the date such information is posted to the Trust’s website.

The release of all non-public information by the Trust is subject to confidentiality requirements which the Board of Trustees has determined are adequate to safeguard the series of the Trust and their shareholders from improper disclosure of portfolio holdings information. The Adviser’s Code of Ethics prohibits all of its employees from communicating material non-public information to others in violation of law or entering into any transaction based on material non-public information. Each of the Administrator and Glass Lewis & Co. is required to keep confidential all information related to the Trust pursuant to its respective service agreement. The Trust’s custodian, independent registered public accounting firm and attorneys engaged by the Trust maintain the confidentiality of such information pursuant to their respective professional ethical obligations, which the Board of Trustees believes are sufficient to preserve the confidentiality of such information. The Trust currently provides portfolio holdings information to mutual fund rating agencies only after such information is made public by posting on the Trust’s website.

Neither the Trust nor the Adviser, the Sub-Adviser or any other person may receive compensation in connection with the disclosure of information about the Trust’s portfolio securities. In the event of a conflict between the interests of Fund shareholders and those of the Adviser, Sub-Adviser, Distributor, or any affiliated person of the Trust or the Adviser, Sub-Adviser or Distributor, the CCO will make a determination in the best interests of the Fund’s shareholders, and will report such determination to the Board of Trustees at the next regular Board meeting. The Board of Trustees oversees the disclosure of information about the Trust’s portfolio holdings principally by receiving oral and written reports from the CCO and through interaction with the CCO at meetings of the Board of Trustees.

The Adviser, the Sub-Adviser and their affiliates provide investment advice to clients other than the Fund that have investment objectives that may be substantially similar to those of the Fund. These clients also may have portfolios consisting of holdings substantially similar to those of the Fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the Adviser, the Sub-Adviser or the Fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

PROXY VOTING

The Board of Trustees has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Fund (the “Policy”), pursuant to which the Board has delegated the responsibility for voting such proxies to the Adviser as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight. The Adviser, in accordance with the Policy, has further delegated the responsibility for voting proxies for the Fund to the Sub-Adviser.

A conflict of interest may be deemed to occur when the Adviser or Sub-Adviser or one of their affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s or Sub-Adviser’s independence of judgment and action in judging the proxy. If such a conflict occurs, the Adviser or Sub-Adviser is required to submit a report to the Board of Trustees indicating the nature of the conflict of interest and how it was resolved.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available (1) without charge, upon request, by calling (888) 889-0799 or (800) 445-1341, (2) on the Trust’s website at www.citynationalrochdalefunds.com, and (3) on the SEC’s website at www.sec.gov.

Certain information regarding the proxy voting policies of the Adviser and the Sub-Adviser is included as Appendix A below.

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of Delaware on October 28, 1996, and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more separate series. The Trust is an open-end management investment company registered under the 1940 Act. The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. Currently, the Trust offers shares of 11 series. Each series offers multiple classes of shares as set forth in the following chart. The Board may authorize the issuance of shares of additional series or classes of shares of beneficial interest if it deems it desirable. The shares of the series of the Trust other than the Fund are offered in a separate Statement of Additional Information.

Fund	Institutional Class	Servicing Class	Class N	Class S	Class Y
Government Money Fund		X	X	X
Government Bond Fund	X	X	X
Corporate Bond Fund		X	X
California Bond Fund		X	X
High Yield Bond Fund	X	X	X
Intermediate Fixed Income Fund	X		X
Fixed Income Opportunities Fund			X
Muni High Income Fund		X	X
Dividend & Income Fund			X
U.S. Core Equity Fund	X	X	X
Emerging Markets Short Term Fund	X		X		X

The Trust is generally not required to hold shareholder meetings. However, as provided in the Agreement and Declaration of Trust of the Trust (the “Declaration”) and the Bylaws of the Trust (the “Bylaws”), shareholder meetings may be called by the Trustees for the purpose as may be prescribed by law, the Declaration or the Bylaws, or for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable including changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, declaration of bankruptcy or incompetence by a court of competent jurisdiction, or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees, or the end of their term as described above in the section “Management of the Trust”. In accordance with the 1940 Act (1) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders, and (2) if, as a result of a vacancy in the Board, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

The Declaration provides that one-third of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except when a larger quorum is required by applicable law, by the Bylaws or by the Declaration, and except that where any provision of law, of the Declaration, or of the Bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration specifically authorizes the Board to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this SAI concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund is under the control of [__________________], which had voting authority with respect to 100% of the outstanding shares in the Fund on such date. However, once the Fund commences investment operations and its shares are sold to the public, this control will be diluted. The Trustees and officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Sub-Adviser, or the Distributor, or any of their respective affiliates.

PERFORMANCE INFORMATION

As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

YIELD

The Fund’s 30-day yields are calculated according to a formula prescribed by the SEC, expressed as follows:

YIELD = 2[(1+[a-b]/cd)6 - 1]

Where:	a	=	dividends and interest earned during the period.
	b	=	expenses accrued for the period (net of reimbursement).
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends.
	d	=	the maximum offering price per share on the last day of the period.

For the purpose of determining the interest earned (variable “a” in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

Effective yield is computed in the same manner except that the annualization of the return for the seven-day period reflects the results of compounding by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. This figure is obtained using the SEC formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Investors should recognize that, in periods of declining interest rates, the Fund’s yields will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Fund from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their portfolio of securities, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite result can be expected to occur.

The Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund’s performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund’s performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies’ portfolio securities.

AVERAGE ANNUAL TOTAL RETURN

Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund’s average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund’s inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund’s “average annual total return” figures are computed according to a formula prescribed by the SEC expressed as follows:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
	ERV	=	Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual total return (after taxes on distributions) by finding the average annual compounded rates of return of a hypothetical investment in the Fund over different periods of time and since the Fund’s inception of operations. The Fund’s “average annual total return after taxes on distributions” figures are computed according to a formula prescribed by the SEC expressed as follows:

P(1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions).
	n	=	number of years.
	ATVD	=	ending value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION

Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return of a hypothetical investment in the Fund over different periods of time and since the Fund’s inception of operations. The Fund’s “average annual total return after taxes on distributions and redemption” figures are computed according to a formula prescribed by the SEC expressed as follows:

P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions and redemption).
	n	=	number of years.
	ATVDR	=	ending value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions and redemption, assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased and redeemed on days when the New York Stock Exchange (the “NYSE”) is open for business. Currently, the weekdays that the NYSE recognizes as holidays and is closed are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund reserves the right to open for business on days that the NYSE is closed due to an emergency or other unanticipated event, but the Federal Reserve is open. Purchases and redemptions will be made in full and fractional shares.

Shares of the Fund have not been registered for sale outside of the United States. The City National Rochdale Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the broker-dealer or other financial institution responsible for maintaining your account (your “Authorized Institution”) will ask you for certain information, which includes your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. Please contact your Authorized Institution for more information.

The Fund is required by law to reject your investment if the required identifying information is not provided. In certain instances, the Authorized Institution is required to collect documents on behalf of the Fund to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity. Attempts to collect missing information required on the application will be performed by contacting you. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

The Fund will accept investments in cash only in U.S. dollars. The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order in-kind by making payment in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund’s net asset values. However, the Trust has elected to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (1) $250,000, or (2) one percent of the net asset value of the Fund at the beginning of such period. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. To minimize administrative costs, share certificates will not be issued. Records of share ownership are maintained by the Transfer Agent.

The Fund may be required to withhold federal income tax at a rate of 28% (backup withholding) from dividend payments, distributions, and redemption proceeds if a shareholder fails to furnish the Fund with his/her certified social security or tax identification number. The shareholder also must certify that the number is correct and that he/she is not subject to backup withholding. The certification is included as part of the share purchase application form. If the shareholder does not provide a social security number, in compliance with anti-money laundering rules, including the Fund’s customer identification program, the transfer agent typically will not establish an account without a completed application.

The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund’s shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such suspension or rejection is in the best interest of the Fund.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the 1940 Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of the Fund’s shareholders.

OTHER INFORMATION

The Prospectus and this SAI do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Copies of the registration statements may be obtained from the SEC upon payment of the prescribed fee.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectus and this SAI form a part, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Trust’s independent registered public accounting firm will be submitted to shareholders at least annually.

appendix A

City National Rochdale

Summary of Proxy Voting Policy

With respect to the Fund, the policy of City National Rochdale on proxy votes is to primarily vote all proxies in conjunction with recommendations from a disinterested third party.

The Adviser has entered into a contract with Glass Lewis & Co. (“Glass Lewis”), a third-party service provider that provides recommendations for all proxy votes based on their own internal guidelines, with no input from City National Rochdale, with respect to the Fund.

Upon receiving Glass Lewis’ recommendations, proxies are voted by the Adviser’s Operations Manager, or his/her designee (designated herein as the “Proxy Voter”), within a week of learning of the proxy vote.

Upon learning of the pending proxy vote, the Proxy Voter accesses Glass Lewis’ website for its recommendations for the pending proxy. If Glass Lewis does not have a recommendation listed, the Proxy Voter contacts Glass Lewis to supply a recommendation on the pending proxy.

The Proxy Voter will print Glass Lewis’ recommendation and the vote through ProxyEdge for review by the Chief Compliance Officer or his/her designee (designated as “Compliance”).

These will be reviewed by Compliance on a monthly basis. Compliance will initial each vote to evidence its review and the Proxy Voter will maintain the recommendation and vote in his or her files.

In limited circumstances and provided there is no conflict of interest between the Adviser and the Trust, the Adviser may decide to vote a proxy in contradiction to the recommendation of Glass Lewis, if the Adviser does not believe Glass Lewis’ recommendation is in the best interests of the client. In the event such a situation arises, the Adviser will prepare a written disclosure to be kept on file detailing the following:

•	facts surrounding the decision to vote contrary to Glass Lewis recommendation,

•	an explanation as to why management believes Glass Lewis’ recommendation is detrimental to the Fund’s best interest, and

•	any conflicts of interest that may be presented.

Compliance will then initial the decision evidencing their review and the Proxy Voter will keep record of this decision along with Glass Lewis’ recommendation and the actual vote.

GLASS LEWIS PROXY POLICY

The Glass Lewis Adviser Guidelines are designed to maximize returns for Advisers by voting in a manner consistent with such managers' active investment decision-making. The guidelines are designed to increase investor's potential financial gain through the use of the shareholder vote while also allowing management and the board discretion to direct the operations, including governance and compensation, of the firm.

The guidelines will ensure that all issues brought to shareholders are analyzed in light of the fiduciary responsibilities unique to investment advisers and investment companies on behalf of individual investor clients including mutual fund shareholders. The guidelines will encourage the maximization of return for such clients through identifying and avoiding financial, audit and corporate governance risks.

MANAGEMENT PROPOSALS

ELECTION OF DIRECTORS

In analyzing directors and boards, Glass Lewis' Adviser Guidelines generally support the election of incumbent directors except when a majority of the company's directors are not independent or where directors fail to attend at least 75% of board and committee meetings. In a contested election, we will apply the standard Glass Lewis recommendation.

AUDITOR

The Glass Lewis Adviser Guidelines will generally support auditor ratification except when the non-audit fees exceed the audit fees paid to the auditor.

COMPENSATION

Glass Lewis recognizes the importance in designing appropriate executive compensation plans that truly reward pay for performance. We evaluate equity compensation plans based upon their specific features and will vote against plans than would result in total overhang greater than 20% or that allow the repricing of options without shareholder approval.

The Glass Lewis Adviser Guidelines will follow the general Glass Lewis recommendation when voting on management advisory votes on compensation ("say-on-pay") and on executive compensation arrangements in connection with merger transactions (i.e., golden parachutes). Further, the Adviser guidelines will follow the Glass Lewis recommendation when voting on the preferred frequency of advisory compensation votes.

AUTHORIZED SHARES

Having sufficient available authorized shares allows management to avail itself of rapidly developing opportunities as well as to effectively operate the business. However, we believe that for significant transactions management should seek shareholder approval to justify the use of additional shares. Therefore shareholders should not approve the creation of a large pool of unallocated shares without some rational of the purpose of such shares. Accordingly, where we find that the company has not provided an appropriate plan for use of the proposed shares, or where the number of shares far exceeds those needed to accomplish a detailed plan, we typically vote against the authorization of additional shares. We also vote against the creation of or increase in (i) blank check preferred shares and (ii) dual or multiple class capitalizations.

SHAREHOLDER RIGHTS

Glass Lewis Adviser Guidelines will generally support proposals increasing or enhancing shareholder rights such as declassifying the board, allowing shareholders to call a special meeting, eliminating supermajority voting and adopting majority voting for the election of directors. Similarly, the Adviser guidelines will generally vote against proposals to eliminate or reduce shareholder rights.

MERGERS/ACQUISITIONS

Glass Lewis undertakes a thorough examination of the economic implications of a proposed merger or acquisition to determine the transaction's likelihood of maximizing shareholder return. We examine the process used to negotiate the transaction as well as the terms of the transaction in making our voting recommendation.

SHAREHOLDER PROPOSALS

Glass Lewis reviews and votes on shareholder proposals on a case-by-case basis. Glass Lewis recommends supporting shareholder proposals if the requested action would increase shareholder value, mitigate risk or enhance shareholder rights but generally recommend voting against those that would not ultimately impact performance.

GOVERNANCE

The Glass Lewis Adviser Guidelines will support reasonable initiatives that seek to enhance shareholder rights, such as the introduction of majority voting to elect directors, elimination in/reduction of supermajority provisions, the declassification of the board and requiring the submission of shareholder rights' plans to a shareholder vote. The guidelines generally support reasonable, well- targeted proposals to allow increased shareholder participation at shareholder meetings through the ability to call special meetings and ability for shareholders to nominate director candidates to a company's board of directors. However, the Adviser Guidelines will vote against proposals to require separating the roles of ceo and chairman.

COMPENSATION

The Glass Lewis Adviser Guidelines will generally oppose any shareholder proposals seeking to limit compensation in amount or design. however, the guidelines will vote for reasonable and properly-targeted shareholder initiatives such as to require shareholder approval to reprice options, to link pay with performance, to eliminate or require shareholder approval of golden coffins, to allow a shareholder vote on excessive golden parachutes (i.e., greater than 2.99 times annual compensation) and to claw back unearned bonuses. The Adviser guidelines will vote against requiring companies to allow shareholders an advisory compensation vote.

ENVIRONMENT

Glass Lewis' Adviser Guidelines vote against proposals seeking to cease a certain practice or take certain action related to a company's activities or operations with environmental. Further, the Glass Lewis' Adviser guidelines generally vote against proposals regarding enhanced environment disclosure and reporting, including those seeking sustainability reporting and disclosure about company's greenhouse gas emissions, as well as advocating compliance with international environmental conventions and adherence to environmental principles like those promulgated by CERES.

SOCIAL

Glass Lewis' Adviser Guidelines generally oppose proposals requesting companies adhere to labor or worker treatment codes of conduct, such as those espoused by the International labor organization, relating to labor standards, human rights conventions and corporate responsibility at large conventions and principles. The guidelines will also vote against proposals seeking disclosure concerning the rights of workers, impact on local stakeholders, workers' rights and human rights in general. Furthermore, the Adviser guidelines oppose increased reporting and review of a company's political and charitable spending as well as its lobbying practices.

City National Rochdale Oversight

a.	At least annually, the Adviser’s Chief Compliance Officer will review a sample of Glass Lewis’ voting record to verify that proxy votes are being cast in accordance with the Adviser’s adopted guidelines.
b.	Glass Lewis’ Voting Guidelines will be reviewed by the Management Committee annually.

City National Rochdale Funds Board Reporting

a.	At least annually, the Adviser and any sub-adviser with authority to vote proxies on behalf of the Fund for which the Adviser has oversight (the “City National Rochdale Sub-Advisers”) shall present to the City National Rochdale Funds board of trustees (the “Trustees”) its policies, procedures and guidelines for voting proxies. In lieu of such an annual report, the Adviser and each City National Rochdale Sub-Adviser may indicate that it has made no material changes to any of these documents. The Adviser and each City National Rochdale Sub-Adviser shall notify the Trustees promptly of material changes to any of these documents.

b.	At least annually, the Adviser and each City National Rochdale Sub-Adviser shall provide to the Trustees a summary record of all proxies voted with respect to portfolio securities of such Fund during the year, which summary may be a statistical report that details the categories and quantities of items voted, but does not identify each issuer. With respect to those proxies that the Adviser or a City National Rochdale Sub-Adviser has identified as involving a conflict of interest, the Adviser or the City National Rochdale Sub-Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

Recordkeeping – The following items will be maintained in accordance with the five-year retention requirement as follows:

a.	proxy voting procedures and policies, and all amendments, will be maintained by the Adviser’s Chief Compliance Officer;
b.	Glass Lewis will maintain a copy of each proxy statement and a record of each vote cast on behalf of the securities held by the client (Fund). The Adviser has obtained an undertaking from Glass Lewis to provide such information promptly upon request. The Adviser’s Director of Research will also receive quarterly reports from Glass Lewis for the equity funds for which the Adviser has investment discretion, as described above.
c.	a record of all client requests for proxy voting information and the subsequent responses will be maintained by the Adviser’s Chief Compliance Officer. Any requests received by other Adviser staff members should be forwarded to the Chief Compliance Officer.
d.	records memorializing the determination to withdraw a vote from Glass Lewis and the basis for the Adviser’s voting decision will be maintained by the Management Committee a copy of which will be provided to the Adviser’s Chief Compliance Officer.

Proxy Voting Disclosure

For purposes of the Trust’s registration statement disclosure on Form N-1A, the Adviser and each City National Rochdale Sub-Adviser shall provide the Trust with a description of its policies and procedures to determine how to vote proxies relating to portfolio securities for which it has authority to vote proxies on behalf of the Fund.

GML CAPITAL LLP

Proxy Voting Policies

GML, as a matter of policy and as a fiduciary acting on behalf of funds and managed accounts in respect of which from time to time GML acts as discretionary adviser (the “portfolios”), has responsibility for voting proxies for securities held in the portfolios, and considering and accepting or rejecting proposed waivers, amendments and other changes to the terms of investments held by the portfolios, consistent with the best economic interests of the investors in the portfolios. Due to the nature of such investments (which are overwhelmingly fixed income and credit investments), it is unlikely that GML will ever be required to vote “typical” proxies on behalf of portfolios i.e., where voting rights accorded to an equity holder are required to be exercised by vote.

However, GML does frequently participate, as discretionary adviser to portfolios which are holders of bilateral, club and syndicated loans, in evaluating, and then agreeing or rejecting, in organized voting by participants in loan facilities, proposals for waivers, amendments and other changes to the terms of credit facilities. These proposed changes can range from proposals for simple, technical and non-material amendments, to potentially significant and fundamental amendments, including the restructuring/renegotiating of transaction terms with the borrower (issuer) and mandated lead arranger (“MLA”) for the relevant loan. Typically this process involves GML in its capacity as discretionary adviser, agreeing or disagreeing with a request from a borrower (typically made via the loan’s Facility Agent/Security Agent) and then, if agreed, arranging for the portfolio or its Custodian to enter into written amendments, supplements or modifications to the investment’s credit documents for the purpose of adding or deleting provisions of the credit documents or changing in some manner the rights and/or obligations of all or any of the Borrower, Guarantor, Security Provider or Obligor.

Where GML acts as a non-discretionary investment adviser to a portfolio, GML typically evaluates in detail the circumstances which require a vote of shareholders or lenders; however, the voting decision is approved by a third party with requisite authority (for example, the fund manager of a portfolio in respect of which GML acts as sub-adviser, or the directors of a relevant fund/portfolio).

Each proposed waiver, amendment or change, and particularly each proposed restructuring/renegotiation is analyzed on its own merits and GML as discretionary adviser votes (or – as non-discretionary adviser – recommends a voting course of action to a third party) with the sole intention to maximize portfolio value in accordance with the objectives of the particular investment mandate concerned.

Proxy Voting Procedures

Each portfolio in respect of which this policy relates is managed or advised by a Portfolio Team which is led by a Lead Portfolio Manager (“LPM”). The ongoing monitoring and management of a particular portfolio investment is the responsibility of a particular adviser within the Portfolio Team (a “PM”).

Responsibility for proxy voting or voting on waivers, amendments and other changes on a case-by-case basis rests with the PM responsible for the investment to which the vote relates. The PM considers the issues to which the vote relates on the merits based on the PM’s evaluation of, inter alia, prevailing economic conditions to which the issuer/obligor is subject and the technical characteristics of the proposal which is the subject of the vote, and will seek to vote (or – for non-discretionary mandates – to recommend a voting course of action) such that the portfolio or portfolios are afforded the greatest benefit.

The PM is responsible for maintaining appropriate voting records, including requests for voting, the rationale underpinning the voting decision, written documentation detailing any internal discussions that have taken place and the communication of the voting decision. In the case of portfolios with a trade finance strategy, such communications are provided to the MLA/Facility Agent via the portfolio’s Custodian (or to a portfolio’s fund manager, where GML acts as non-discretionary investment adviser to the portfolio). On occasion, these communications are provided directly by GML to the MLA/Facility Agent.

Oversight over voting decisions is provided prima facie by the LPM of the portfolio(s). The LPM’s principal role in this regard is to ensure consistency of approach, i.e., ensuring case-by-case decisions are made to the holistic benefit of the portfolio(s).

Conflicts of Interest

GML has adopted procedures to address situations where a matter on which a vote is required may present a potential conflict between the interests of the portfolio (and its underlying investors, as applicable) and those of GML, or between different portfolios (and their underlying investors, as applicable). This may occur in one or both of the following two scenarios:

•	There is a significant business relationship between GML (or its affiliates) and a company involved with a vote; and/or

•	Portfolios managed by GML participate in both a loan/bond and another security (typically a bond/loan but could also be an equity security) issued by the same or an associated issuer/obligor (an “associated security”) and a vote that acts to the advantage of the loan/bond may be detrimental to the interests of a holder of an associated security (or vice versa).

GML has implemented the following procedures in order to mitigate conflicts of interest risks:

1.	Should the PM or the LPM have a business relationship with the company involved with that vote (an “Interested Company”), that falls outside of his capacity as investment adviser or manager to the portfolio(s), that business relationship must be declared to the Compliance Officer and Risk Officer of GML. Decisions concerning votes must be discussed in advance with the Compliance Officer and the Risk Officer. Where either the Compliance Officer or the Risk Officer disagrees with the intended course of action, the ‘dissent procedures’ (detailed below) shall apply. In any event, full details of the conflict, and measures taken to mitigate or resolve it, shall be detailed in the Conflicts of Interest Log (which is maintained by the Compliance Officer).

2.	Under no circumstances will the PM, LPM or any other GML staff member, make a commitment to an Interested Company regarding any voting or indicate to an Interested Company how such matters are likely to be voted, in advance of the actual vote.

3.	Where a waiver, amendment or modification of a loan is proposed (that is the subject of a vote) and that loan is held in one or more portfolio(s) managed by a GML investment team (“Investment Team A”) and an associated security is held in one or more different portfolios managed by a different GML investment team (“Investment Team B”), Investment Team A is prohibited from discussing the vote with Investment Team B (and vice versa). Restrictions on information flows between the investment teams are governed by GML’s general conflicts of interest policies and procedures.

4.	Where a waiver, amendment or modification of a loan is proposed (that is the subject of a vote) and an associated security is held in one or more portfolio(s) managed by the same GML investment team, voting intentions for each portfolio must be discussed in advance with the Compliance Officer and the Risk Officer. Where either the Compliance Officer or the Risk Officer disagrees with the intended course of action, the ‘dissent procedures’ (detailed below) shall apply. In any event, full details of the conflict, and measures taken to mitigate or resolve it, shall be detailed in the Conflicts of Interest Log (which is maintained by the Compliance Officer).

5.	Where a conflict of interest arises, as detailed in 1-4 above, and GML is recommending a voting course of action to a third party, the conflict must be disclosed to the third party at the time of making the recommendation.

Dissent Procedures

Where the Risk Officer and/or the Compliance Officer disagrees with a proposed voting decision (in the scenarios detailed above), the matter is referred to a committee comprising the Chief Investment Officer, Risk Officer, LPM concerned and Compliance Officer, who determine the most appropriate course of action (as agreed by majority vote, with the Chief Investment Officer holding the casting vote).

appendix b

Ratings of investment securities

Description ratings for Standard & Poor’s Ratings Services (“S&P”); Moody’s Investors Service, Inc., (“Moody’s”) and Fitch Ratings Inc. (“Fitch”).

STANDARD & POOR’S RATING SERVICES

LONG-TERM CREDIT RATINGS

AAA	Obligations rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA	Obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A	Obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB	Obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB	Obligations rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B	Obligations rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC	Obligations rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

CC	Obligations rated CC are currently highly vulnerable to nonpayment.

C	The rating C is typically applied to situations where a bankruptcy petition or similar action has been filed but payments on the obligation are being continued, or to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently being paid.

D	Obligations rated D are in default, and payment of interest and/or repayment of principal is in arrears.

S&P’s letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

SHORT-TERM CREDIT RATINGS

An S&P short term credit rating is a current assessment of the likelihood of timely payment of obligations having an original maturity of no more than 365 days, including commercial paper.

A-1	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have an adequate capacity for timely payment. While they have adequate protection parameters, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B-1	Issues carrying this designation are regarded as having significant speculative characteristics, but the relative capacity for timely payment is a relatively strong.

B-2	Issues carrying this designation also are regarded as having significant speculative characteristics, and the relative capacity for timely payment is average compared to other speculative-grade obligors.

B-3	Capacity for timely payment on obligations with this designation is relatively weaker compared to other speculative-grade obligors.

C	This designation is assigned to short-term obligations with doubtful capacity for payment absent favorable business, financial and economic conditions.

D	Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.

MOODY’S INVESTORS SERVICE, INC.

LONG-TERM OBLIGATION RATINGS

Aaa	Obligations which are rated Aaa are judged to be of highest quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Obligations which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Obligations which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Obligations which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such obligations lack outstanding investment characteristics and, in fact, may have speculative characteristics as well.

Ba	Obligations which are rated Ba are judged to have speculative elements and are subject to substantial credit risk; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes obligations in this class.

B	Obligations which are rated B generally lack the characteristics of a desirable investment, i.e., they are considered speculative and are subject to high credit risk. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Obligations which are rated Caa are judged to be of poor standing. Such issues have present elements of danger with respect to principal or interest.

Ca	Obligations which are rated Ca present obligations which are speculative in a high degree. Such issues are often in or very near default or have other marked shortcomings with some prospect of recovery of principal and interest.

C	Obligations which are rated C are the lowest rated class of bonds, are typically in default, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below Caa. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

SHORT-TERM RATINGS

Moody’s short-term ratings are assigned to issues, short-term programs or individual short-term debt instruments generally having an original maturity not exceeding 13 months, unless explicitly noted.

P-1	Issuers (or related supporting institutions) rated Prime-1 are the highest rating assigned by Moody’s. Issuers must have a superior capacity for repayment of short-term debt obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2	Issuers (or related supporting institutions) rated Prime-2 have a strong capacity for repayment of short-term debt obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3	Issuers (or related supporting institutions) rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.

NP	Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH RATINGS

LONG-TERM CORPORATE RATINGS

The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality.

AAA	Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is highly unlikely to be affected by reasonably foreseeable events.

AA	Obligations rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A	Obligations rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Obligations rated BBB are considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for obligations with higher ratings.

BB	Obligations rated BB are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Obligations rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Obligations rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Obligations rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Obligations rated C are in imminent default in payment of interest or principal.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA long-term category or to long-term categories below B.

SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of less than 13 months for most obligations (including commercial paper, certificates of deposit, medium-term notes, and investment notes) or up to three years for public finance.

Although the credit analysis is similar to Fitch’s long-term rating analysis, the short-term rating places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2	Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

F-3	Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

B	Speculative credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

C	High default risk. Issues assigned this rating carry a real possibility of default since capacity for meeting financial commitments is solely reliant on a sustained, favorable business and economic environment.

D	Default. Entities or sovereigns assigned this rating have defaulted on payment of all of their financial obligations.

CNR-SX-____________

PART C

Item 28.	Exhibits

(a)			Articles of Incorporation:

	(1)		Agreement and Declaration of Trust of CNI Charter Funds (now City National Rochdale Funds) (the “Registrant”) dated October 25, 1996. (A)

		(i)	Amendment dated April 26, 1999, to the Registrant’s Agreement and Declaration of Trust dated October 25, 1996. (B)
		(ii)	Amendment dated December 4, 2012, to the Registrant’s Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999. (Y)

(iii) (iv)

Amendment dated August 15, 2013, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999. (Z)

Amendment dated August 27, 2015, to the Agreement and Declaration of Trust dated October 25, 1996 as amended April 26, 1999 and August 15, 2013. (FF)

	(2)		Registrant’s Certificate of Trust dated October 25, 1996 and amendments thereto dated February 11, 1998 and April 2, 1999. (W)

		(i)	Certificate of Amendment dated August 15, 2013 to the Certificate of Trust dated October 25, 1996, as amended. (Z)

(b)			By-Laws:

	(1)		Registrant’s By-Laws dated October 25, 1996. (A)

	(2)	(i)	Amendment dated April 26, 1999, to the Registrant’s By-Laws dated October 25, 1996. (B) Registrant’s Amended and Restated By-Laws as of February 26, 2009. (W)

(i) (ii) (iii) (iv)

Amendment dated August 29, 2013 to the Amended and Restated By-Laws dated February 26, 2009. (Z)

Amended and Restated By-Laws dated December 4, 2014. (DD)

Amended Article VII of By-laws, adopted May 12, 2016. (FF)

Amended and Restated By-Laws dated February 23, 2017. (GG)

(c)			Instruments Defining Rights of Security Holders: Not applicable.

(d)			Investment Advisory Contracts:

	(1)		Amended and Restated Investment Management Agreement dated August 27, 2015, between City National Rochdale Funds and City National Rochdale, LLC. (FF)

	(i)	Form of Amended and Restated Appendix A and Appendix B to Amended and Restated Investment Management Agreement – filed herewith.

	(ii)	Form of Operating Expense Limitation Agreement between the Registrant and City National Rochdale, LLC relating to the City National Rochdale Short Term Emerging Market Debt Fund – filed herewith.

(2)		Investment Sub-Advisory Agreement dated April 15, 2009, between City National Asset Management, Inc. (now City National Rochdale, LLC) and Guggenheim Investment Management, LLC with respect to the City National Rochdale High Yield Bond Fund. (O)

(3)		Investment Manager Agreement dated June 1, 2017, between City National Rochdale, LLC and Seix Investment Advisors LLC with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

	(i)	Amendment dated September 1, 2017, to Investment Manager Sub-Advisory Agreement dated June 1, 2017, between City National Rochdale, LLC and Seix Investment Advisors LLC with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

(4)		Investment Manager Agreement dated March 28, 2013, between City National Rochdale, LLC and Federated Investment Management Company with respect to the City National Rochdale Fixed Income Opportunities Fund. (Y)

	(i)	Amendment dated June 1, 2017, to Investment Manager Sub-Advisory Agreement dated March 28, 2013, between City National Rochdale, LLC and Federated Investment Management Company with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

(5)		Investment Manager Agreement dated March 28, 2013, between Rochdale Investment Management LLC (now City National Rochdale, LLC) and GML Capital LLP with respect to the City National Rochdale Fixed Income Opportunities Fund. (Y)

(6)		Investment Manager Agreement dated December 5, 2017, between City National Rochdale, LLC and GML Capital LLP with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

(7)		Investment Manager Agreement dated June 10, 2014, between City National Rochdale, LLC and Ashmore Investment Management Limited with respect to the City National Rochdale Fixed Income Opportunities Fund. (DD)

	(i)	Amendment dated June, 2014, to Investment Manager Agreement dated June 10, 2014, between City National Rochdale, LLC and Ashmore Investment Management Limited with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

	(ii)	Amendment dated September 1, 2017, to Investment Manager Agreement dated June 10, 2014, between City National Rochdale, LLC and Ashmore Investment Management Limited with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

	(8)		Investment Manager Agreement dated March 11, 2014, between City National Rochdale, LLC and Alcentra Limited with respect to the City National Rochdale Fixed Income Opportunities Fund. (DD)

	(9)		Investment Manager Agreement dated December 14, 2017, between City National Rochdale, LLC and Alcentra Limited and Alcentra NY, LLC with respect to the City National Rochdale Fixed Income Opportunities Fund. (GG)

	(10)		Investment Manager Agreement dated June 20, 2014, between City National Rochdale, LLC and AllFinancial Partners II LLC with respect to the City National Rochdale Fixed Income Opportunities Fund. (DD)

	(11)		Investment Management Agreement dated September 24, 2013, between City National Rochdale Fixed Income Opportunities (Ireland) Limited and City National Rochdale, LLC. (DD)

	(12)		Form of Investment Manager Agreement between City National Rochdale, LLC and GML Capital LLP with respect to the City National Rochdale Short Term Emerging Markets Debt Fund – filed herewith.

(e)			Underwriting Contracts:

	(1)		Distribution Agreement dated April 1, 1999, between the Registrant and SEI Investments Distribution Co. (Y)

		(i)	AML Amendment dated March 13/14, 2006, to Distribution Agreement dated April 1, 1999, between the Registrant and SEI Investments Distribution Co. (Y)

	(2)		Form of Sub-Distribution and Servicing Agreement. (E)

	(3)		Distribution Coordination Agreement between City National Rochdale Funds and SEI Investments Distribution Co. - (FF)

(f)			Bonus or Profit Sharing Contracts:

Not applicable.

(g)			Custodian Agreements:

	(1)		Custody Agreement dated August 1, 2011, between the Registrant and U.S. Bank National Association. (Q)

		(i)	First Amendment dated January 1, 2012, to the Custody Agreement dated August 1, 2011, between the Registrant and U.S. Bank National Association. (Y)

		(ii)	Second Amendment dated November 20, 2012, to the Custody Agreement dated August 1, 2011, between the Registrant and U.S. Bank National Association. (CC)

		(iii)	Third Amendment dated November 19, 2013, to the Custody Agreement dated August 1, 2011, between the Registrant and U.S. Bank National Association, reflecting the addition of the City National Rochdale Municipal High Income Fund. (BB)

(h)			Other Material Contracts:

	(1)		Amended and Restated Administration Agreement dated January 1, 2013, between the Registrant and SEI Investments Global Funds Services. (Y)

		(i)	Amendment No. 1 dated October 3, 2013, to the Amended and Restated Administration Agreement dated January 1, 2013, between the Registrant and SEI Investments Global Funds Services. (CC)

		(ii)	Amendment No. 2 dated December 30, 2013, to the Amended and Restated Administration Agreement dated January 1, 2013, as amended, between the Registrant and SEI Investments Global Funds Services. (GG)

		(iii)	Form of Amendment No. 3 dated November 30, 2017, to the Amended and Restated Administration Agreement dated January 1, 2013, as amended, between the Registrant and SEI Investments Global Funds Services. (GG)

		(iv)	Letter Amendment to Administration Agreement dated September 14, 2017. (GG)

	(2)		Transfer Agent Servicing Agreement dated January 1, 2013, between the Registrant and U.S. Bancorp Fund Services, LLC. (Y)

		(i)	First Amendment to Transfer Agent Servicing Agreement dated September 18, 2014 between the Registrant and U.S. Bancorp Fund Services, LLC. (FF)

		(ii)	Second Amendment to Transfer Agent Servicing Agreement dated August 2, 2016 between the Registrant and U.S. Bancorp Fund Services, LLC. (FF)

	(3)		Amended and Restated Shareholder Services Agreement dated June 1, 2001, between the Registrant and City National Bank with respect to the City National Rochdale Government Money Market Fund, City National Rochdale Prime Money Market Fund, City National Rochdale California Tax Exempt Money Market Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale High Yield Bond Fund, City National Rochdale Multi-Asset Fund, City National Rochdale U.S. Core Equity Fund, City National Rochdale Dividend & Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale Emerging Markets Fund. (K)

		(i)	Amended Exhibit A dated December 4, 2013, to the Amended and Restated Shareholder Services Agreement dated June 1, 2001, between the Registrant and City National Bank. (BB)

	(4)		Form of Shareholder Service Provider Agreement between City National Bank and RIM Securities, LLC. (U)

	(5)		Form of Servicing Agreement between City National Rochdale Alternative Total Return Fund LLC and Financial Life Services, LLC. (CC)

	(6)		Form of Joinder to Servicing Agreement between City National Rochdale Alternative Total Return Fund LLC, Financial Life Services, LLC, City National Fixed Income Opportunities (Ireland) Limited, and City National Rochdale Funds. (CC)

	(7)		Loan Agreement dated October 1, 2014, between City National Rochdale Funds and U.S. Bank National Association. (GG)

		(i)	First Amendment to Loan Agreement dated March 13, 2015, between City National Rochdale Funds and U.S. Bank National Association. (EE)

		(ii)	Second Amendment to Loan Agreement dated September 14, 2015, between City National Rochdale Funds and U.S. Bank National Association. (GG)

		(iii)	Third Amendment to Loan Agreement dated September 13, 2016, between City National Rochdale Funds and U.S. Bank National Association. (GG)

		(vi)	Fourth Amendment to Loan Agreement dated June 12, 2016, between City National Rochdale Funds and U.S. Bank National Association. (GG)

		(v)	Fifth Amendment to Loan Agreement dated September 12, 2017, between City National Rochdale Funds and U.S. Bank National Association. (GG)

(i)			Legal Opinion:

	(1)		Legal Counsel’s Consent. (M)

	(2)		Legal Counsel’s Opinion. (E)

	(3)		Legal Counsel’s Opinion. (C)

	(4)		Legal Counsel’s Opinion. (D)

	(5)		Legal Counsel’s Opinion. (I)

	(6)		Legal Counsel’s Opinion. (L)

	(7)		Legal Counsel’s Opinion. (N)

	(8)		Legal Counsel’s Opinion. (R)

	(9)		Legal Counsel’s Opinion. (V)

	(10)		Legal Counsel’s Opinion relating to the City National Rochdale Dividend & Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale Emerging Markets Fund. (X)

	(11)		Legal Counsel’s Opinion relating to Institutional Class shares of the City National Rochdale Intermediate Fixed Income Fund. (AA)

	(12)		Legal Counsel’s Opinion relating to the City National Rochdale Municipal High Income Fund. (BB)

(j)			Other Opinions:

	(1)		Consent of KPMG LLP, independent registered public accounting firm. (S)

	(2)		Consent of Ernst & Young, LLP, independent registered public accounting firm. (J)

	(3)		Consent of KPMG LLP, independent registered public accounting firm. (V)

	(4)		Consent of KPMG LLP, independent registered public accounting firm. (W)

	(5)		Consent of Tait, Weller & Baker LLP, independent registered public accounting firm relating to the City National Rochdale Dividend & Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale Emerging Markets Fund. (X)

	(6)		Consent of Tait, Weller & Baker LLP, independent registered public accounting firm relating to the City National Rochdale Dividend & Income Fund, City National Rochdale Intermediate Fixed Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale Emerging Markets Fund. (Y)

	(7)		Consent of Independent Registered Public Accounting Firm relating to the City National Rochdale Intermediate Fixed Income Fund. (AA)

	(8)		Consent of Independent Registered Public Accounting Firm relating to the City National Rochdale Intermediate Fixed Income Fund. (BB)

	(9)		Consent of BBD LLP, independent registered public accounting firm. (EE)

	(10)		Consent of BBD LLP, independent registered public accounting firm. (FF)

	(11)		Consent of BBD LLP, independent registered public accounting firm. (GG)

(k)			Omitted Financial Statements:

Not applicable.

(l)			Initial Capital Agreements:

	(1)		Initial Capital Agreement. (A)

(m)			Rule 12b-1 Plan:

	(1)		Rule 12b-1 Distribution Plan dated January 28, 2013. (W)

		(i)	Revised Schedule A and Schedule B to the Rule 12b-1 Distribution Plan dated January 28, 2013. (BB)

		(ii)	Form of Amended and Restated Rule 12b-1 Distribution Plan dated __________ - filed herewith.

(n)		Rule 18f-3 Plan:

	(1)	Amended and Restated Multiple Class Plan dated February 18, 2016. (FF)

	(2)	Form of Amended and Restated Multiple Class Plan dated _______________- filed herewith

(o)		Reserved.

(p)		Codes of Ethics:

	(1)	CNI Charter Funds (now City National Rochdale Funds). (T)

	(2)	SEI Investments Distribution Co. (F)

	(3)	Guggenheim Partners Investment Management, LLC. (FF)

	(4)	SEI Investments Global Funds Services. (G)

	(5)	City National Rochdale, LLC. (DD)

	(6)	Seix Investment Advisors LLC. (U)

	(7)	Federated Investment Management Company. (U)

	(8)	GML Capital, LLP. (U)

	(9)	Alcentra Limited and Alcentra NY, LLC. (DD)

	(10)	Ashmore Investment Management Limited. (DD)

	(11)	AllFinancial Partners II, LLC. (DD)

(q)		Powers of Attorney:

	(1)	Power of Attorney. (Y)

(A)	Previously filed as an exhibit to Registrant’s Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(D)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(E)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(F)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(G)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(H)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 25 (333-16093) on May 13, 2005 and incorporated herein by reference.

(I)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 28 (333-16093) on October 12, 2005 and incorporated herein by reference.

(J)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 31 (333-16093) on January 29, 2007 and incorporated herein by reference.

(K)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 32 (333-16093) on June 27, 2007 and incorporated herein by reference.

(L)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 33 (333-16093) on September 21, 2007 and incorporated herein by reference.

(M)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 34 (333-16093) on January 28, 2008 and incorporated herein by reference.

(N)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 37 (333-16093) on June 17, 2008 and incorporated herein by reference.

(O)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 39 (333-16093) on November 18, 2009 and incorporated herein by reference.

(P)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 41 (333-16093) on January 28, 2011, and incorporated herein by reference.

(Q)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 44 (333-16093) on September 14, 2011, and incorporated herein by reference.

(R)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 48 (333-16093) on December 16, 2011, and incorporated herein by reference.
(S)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 50 (333-16093) on January 27, 2012, and incorporated herein by reference.
(T)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 52 (333-16093) on September 12, 2012, and incorporated herein by reference.

(U)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 54 (333-16093) on November 21, 2012, and incorporated herein by reference.

(V)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 55 (333-16093) on November 28, 2012, and incorporated herein by reference.

(W)	Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 57 (333-16093) on January 28, 2013, and incorporated herein by reference.
(X) (Y) (Z) (AA) (BB) (CC) (DD) (EE) (FF (GG)

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 60 (333-16093) on February 20, 2013, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 62 (333-16093) on April 30, 2013, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 65 (333-16093) on October 4, 2013, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 66 (333-16093) on November 8, 2013, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 70 (333-16093) on December 30, 2013, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 71 (333-16093) on January 28, 2014, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 74 (333-16093) on January 28, 2015, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 77 (333-16093) on January 28, 2016, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 81 (333-16093) on January 27, 2017, and incorporated herein by reference.

Previously filed as an exhibit to Registrant’s Post-Effective Amendment No. 84 (333-16093) on January 26, 2018, and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

As of the date of this Registration Statement, the Registrant owned 100% of City National Rochdale Fixed Income Opportunities (Ireland) Limited, a subsidiary organized under the laws of Ireland.

Item 30.	Indemnification.

Please see Article VI of the Registrant’s By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Notwithstanding the provisions contained in the Registrant’s By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee's service to the Registrant, to the maximum extent permitted by the Delaware Statutory Trust Act, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Item 31.	Business and Other Connections of Investment Advisers.

CITY NATIONAL ROCHDALE, LLC

City National Rochdale, LLC (“CNR”) is a subsidiary of City National Bank (“CNB”). City National Rochdale, LLC and City National Bank are wholly-owned subsidiaries of RBC USA Holdco Corporation, which is a wholly-owned indirect subsidiary of Royal Bank of Canada. In addition to serving as the investment adviser to each series of the Registrant, CNR also provides other institutional advisory services and provides investment consulting services to institutions.

Except as set forth below, to the knowledge of Registrant none of the directors or officers of CNR is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers also hold various positions with and engage in business for CNB, CNC and/or their affiliates. The principal business address of each person listed in the table below is either 400 North Roxbury Drive, Beverly Hills, California 90210 or 400 Park Avenue, New York, New York 10022, as noted below.

Name and Position with CNR	Other Positions and Directorships
William Freeman* Director	Senior Vice President, City National Bank (1996-Present); Director, Convergent Capital Management LLC (2005-Present), City National Securities Inc. (2010-Present), Convergent Wealth Advisors LLC (2007-Present), Lee Munder Capital Group LLC (2009-Present), and Reed Conner & Birdwell (2007-2011).
Garrett D’Alessandro** President, Chief Executive Officer & Co-Chief Investment Officer	President, Chief Executive Officer (1998 - Present); & Co-Chief Investment Officer, RIM Securities, LLC (2008-Present); President, Chief Executive Officer & Co-Chief Investment Officer (2005 - Present); Symphonic Financial Advisors LLC (2008 - Present); President, Chief Executive Officer & Co-Chief Investment Officer (2005 - Present); Symphonic Securities LLC (2008 - Present).

Name and Position with CNR	Other Positions and Directorships
Kurt Hawkesworth** Chief Operating Officer	Chief Operating Officer, City National Rochdale (2003-present).

*	The principal business address for this individual is 400 North Roxbury Drive, Beverly Hills, California 90210.
**	The principal business address for this individual is 400 Park Avenue, New York, New York 10022.

GUGGENHEIM PARTNERS INVESTMENT MANAGEMENT, LLC

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as sub-adviser to the City National Rochdale High Yield Bond Fund series of the Registrant. Guggenheim is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and provides investment advisory services to insurance companies, funds (registered and unregistered) and may include from time to time other clients such as individuals and family entities. Except as set forth below, to the knowledge of Registrant none of the directors or officers of Guggenheim is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The principal business address of Guggenheim is 100 Wilshire Boulevard, Suite 500, Santa Monica, California 90401.

Name and Position with Guggenheim	Other Positions and Directorships
B. Scott Minerd, Managing Partner, Global Chief Investment Officer	Partner/Owner, Adventure Partners Fund, LLC; Board Member, Ascend Fellowship of Malibu; Board Member, Cedar Sinai Medical Center; Board Member, Geffen Playhouse; Board Member, Strategic Business Partners Among Nations; Partner/Owner, Imperial Holdings; Board Member, Owner, Security Insurance Holdings; Board Member, Security Benefit Corporation; Board Member, RFK Human Rights
Kevin Robinson, Senior Managing Director, Chief Legal Officer	Advisory Committee Member to Board of Trustees, Coe College.
Daniel Shannon, Senior Managing Director, Global Head of GI Operations	Board Member, BNY Mellon Asset Servicing.
Joseph Burschinger, Senior Managing Director, Chief Risk Officer	Advisory Committee Member, Marycrest Manor; Board Member, Board of the Trustees for Mount St. Mary’s University; Consultant/Service Provider, Carmelite Sisters of the Most Sacred Heart of Los Angeles.

Name and Position with Guggenheim	Other Positions and Directorships
Michael Christ, Senior Managing Director, Deputy Chief Investment Officer

Partner/Owner, AC II, LLC; Partner/Owner, Bishopsgate Financial, LLC; Partner/Owner, Blue Ocean Capital Partners, LLC; Partner/Owner, Blue Ocean Energy Ventures, LLC; Partner/Owner, Blue Ocean Innovations; Partner/Owner, Blue Ocean Real Asset Ventures-I, LLC; Partner/Owner, Blue Ocean Real Estate Ventures-I, LLC; Board Member, Chandler Hill Holdings, LLC; Partner/Owner, Hearth Holdings, LLC; Partner/Owner, Iberville Financial, LLC; Partner/Owner, MJC Real Estate, LLC; Partner/Owner, Perseus Farms, LLC; Partner/Owner, Rickshaw 600, LLC; Partner/Owner, Apollona Partners, LLC; Consultant/Other Service Provider, Mary Institute Country Day School; Board Member, Parkside Financial; Partner/Owner, Steelcote Lofts.

Dustan Beier, Chief Financial Officer	Board Member, Sacred Hearts School of Chicago
David Rone, Senior Managing Director, Senior Executive	Board Member, Los Angeles Sports & Entertainment; Director, Tapin2, Inc.; Partner/Owner, Turnout, Inc.

SEIX INVESTMENT ADVISORS LLC

Seix Investment Advisors LLC (“Seix”) is a sub-adviser for a portion of Registrant’s City National Rochdale Fixed Income Opportunities Fund. The principal address of Seix is One Maynard Drive, Suite 3200, Park Ridge, NJ 07656. Seix is an investment adviser registered under the Investment Advisers Act of 1940. Except as set forth below, to the knowledge of Registrant none of the directors or officers of Seix is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Seix.

Name and Position with Seix	Other Company	Position with Other Company
Ashi Parikh, CEO	Ridgeworth Capital Management LLC Ceredex Value Advisors LLC Silvant Capital Management LLC	CEO and CIO CEO CEO
James Keegan, Chairman and CIO	RidgeWorth Capital Management, LLC	Vice President.
Deirdre Dillon, CCO	RidgeWorth Capital Management, LLC	AMLCO

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investment Management Company (“Federated”) is a sub-adviser for a portion of Registrant’s City National Rochdale Fixed Income Opportunities Fund. The principal address of Federated is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222. Federated is an investment adviser registered under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of Federated Investors, Inc. Except as set forth below, to the knowledge of Registrant none of the directors/trustees or officers of Federated is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Federated, Federated Investors, Inc. and its subsidiaries.

Name and Position with Federated Investment Management Company	Other Positions and Directorships
James Gallagher, Trustee	Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494.

GML CAPITAL LLP

GML Capital LLP (“GML”) is a sub-adviser for Registrant’s City National Rochdale Short Term Emerging Markets Debt Fund and a portion of Registrant’s City National Rochdale Fixed Income Opportunities Fund. The principal address of GML is The Met Building, 22 Percy Street, London WIT 2BU, United Kingdom. GML is authorized and regulated by the Financial Conduct Authority and is an investment adviser registered under the Investment Advisers Act of 1940. Except as set forth below, to the knowledge of Registrant none of the directors or officers of GML is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with GML.

Name and Position with GML Capital LLP	Other Positions and Directorships
Stefan Pinter, CEO and CIO	Director, GML (Holdings) Ltd, GML International Limited, Growth Management Limited, Growth Premier Fund IC, Growth Master Holdings IC, Growth Credit Fund IC, Growth Caucasus Fund IC, Kazbek Master Holdings IC, Sharp Arrow Holdings Limited, Perimmon Investments Limited, Continental Finance Group SA, Eastern and Southern African Trade Advisers Limited, Eastern and Southern African Trade Fund. Member of Supervisory Board, Caucasus Online LLC.

Ashmore Investment Management Limited

Ashmore Investment Management Limited (“Ashmore”) is a sub-adviser for a portion of Registrant’s City National Rochdale Fixed Income Opportunities Fund. The principal address of Ashmore is 61 Aldwych, London, United Kingdom, WC2B 4AE. Ashmore is an investment adviser registered under the Investment Advisers Act of 1940 and is indirectly wholly owned by Ashmore Group plc, a company incorporated in England and Wales which is listed on the official list of the UK Listing Authority and admitted to trading on the London Stock Exchange. Except as set forth below, to the knowledge of Registrant none of the directors/trustees or officers of Ashmore is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Ashmore.

Name and Position with Ashmore	Other Positions and Directorships
Mark Coombs, Chief Executive Officer and Chairman of the Investment Committee	Ashmore Group plc, Chief Executive Officer (03/12/1998 to present); Ashmore Investment Management Limited, Chief Executive Officer, (22/02/1999 to present); Ashmore Investments (UK) Limited, Chief Executive Officer, (22/02/1999 to present); Ashmore Investment Advisors Limited, Chief Executive Officer, (08/10/2013 to present).
Tom Shippey, Group Finance Director	AA Development Capital Investment Managers (Mauritius) LLC, Director, 28/01/2014 to present ); Aldwych Administration Services Limited, Director, (25/11/2013 to present); Ashmore Asset Management Limited, Director, (25/11/2013 to present); Ashmore Investment Management (Singapore) Pte Limited, Director, (12/02/2014 to present); Ashmore Investments (Turkey) NV, Director, (25/11/2013 to present); Ashmore Investment Advisors Limited, Director, (25/11/2013 to present); Ashmore Investment Management Limited, Director, (25/11/2013 to present); Ashmore Investments (UK) Limited, Director, (25/11/2013 to present); Ashmore Management Company Colombia SAS, Director, (17/04/2013 to present); Ashmore Portfoy Yonetimi Anonim Sirketi, Director, (02/01/2014 to present); Ashmore Group plc, Director, (25/11/2013 to present); Ashmore (Beijing) Investment Consulting Co Ltd, Director, (25/11/2013 to present); PT Ashmore Asset Management Indonesia (formerly PT Buana Megah Abadi), Commissioner, (02/04/2014 to present); Taiping Fund Management Company (formerly Ashmore- CCSC Fund Management Company Limited) Director, (25/11/2013 to present); Ashmore Investment Saudi Arabia, Director, (14/07/2014 to present); T&C (Hong Kong) Limited, Director, (18/12/2013 to present); Ashmore-CAF-AM Management S.A.S, Director (17/12/2015 to present)

Alcentra Limited

Alcentra Limited ("Alcentra") is a sub-adviser for a portion of Registrant's City National Rochdale Fixed Income Opportunities Fund. The principal address of Alcentra is 160 Queen Victoria Street, London, United Kingdom, EC4V 4LA. Alcentra is regulated by the Financial Conduct Authority and the SEC under the Investment Advisers Act of 1940. Alcentra is a subsidiary of BNY Alcentra Group Holdings, Inc., part of BNY Mellon Asset Management. The Bank of New York Mellon Corporation ("BNY Mellon Corp") holds a majority, controlling interest of BNY Alcentra Group Holdings, Inc.. Except as set forth below, to the knowledge of Registrant none of the directors/trustees or officers of Alcentra is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Alcentra.

Name and Position with Alcentra Limited	Other Positions and Directorships
David Forbes-Nixon, Chairman and CEO	None

Dan Fabian, Chief Financial Officer and Chief Operating Officer	None
James Algar, Global Head of Compliance & Risk	None
Greg Brisk, Head of Investment Management Risk and Compliance	None
Amir Elion, Non-Executive Director	Globus Maritime, non-executive director; Articheck, non-executive director; Intern Avenue, non-executive chairman.
Andrew Golding, Non-Executive Director	On Track Retail Limited, NX Director; BIRA Bank Limited, NX Director; CMS Payments Intelligence, NX Director; Cash Management Solutions, NX Director.

Alcentra NY, LLC

Alcentra NY, LLC (“Alcentra NY”) is a sub-adviser for a portion of Registrant's City National Rochdale Fixed Income Opportunities Fund. Its principal address is 200 Park Avenue, New York, NY, 10166. Alcentra NY is regulated by the SEC. Alcentra NY is the U.S.-based investment advisory business and a subsidiary of BNY Alcentra Group Holdings, Inc. Except as set forth below, to the knowledge of Registrant none of the directors/trustees or officers of Alcentra NY is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with Alcentra NY.

Name and Position with Alcentra NY	Other Positions and Directorships
None

All Financial Partners II LLC

AllFinancial Partners II, LLC ("AllFinancial") is a sub-adviser for a portion of Registrant's City National Rochdale Fixed Income Opportunities Fund. Its principal address is 1489 West Palmetto Park Road, Suite 494, Boca Raton, FL 33486. Except as set forth below, to the knowledge of Registrant none of the directors/trustees or officers of AllFinancial is or has been at any time during the past two fiscal years engaged in any business, profession, vocation or employment of a substantial nature other than with AllFinancial.

Name and Position with AllFinancial	Other Positions and Directorships
Michael Krasnerman, sole member, owner and officer	Sole Member, Owner and Officer of AllFinancial Partners

Item 32.	Principal Underwriter.

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
The KP Funds	September 19, 2013
The Advisors’ Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Winton Diversified Opportunities Fund	September 1, 2015
Gallery Trust	January 8, 2016
RiverPark Floating Rate CMBS Fund (f/k/a RiverPark Commercial Real Estate Fund)	August 12, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Symmetry Panoramic Trust	July 23, 2018

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)       Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Positions and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	--
Paul F. Klauder	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	Director, President, & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
John P. Coary	Vice President & Assistant Secretary	--
Lori L. White	Vice President & Assistant Secretary	--
Judith A. Hirx	Vice President	--
Jason McGhin	Vice President	--
Gary Michael Reese	Vice President	--
Robert M. Silvestri	Vice President	--

Item 33.	Location of Accounts and Records.

The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) will be kept by the Registrant’s Administrator, SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule 31a–1(b)). Such records will be kept by the Registrant at City National Rochdale, LLC, 400 North Roxbury Drive, Beverly Hills, California 90210 and 400 Park Avenue, New York, New York 10022, except for those records relating to portfolio transactions of certain series of the Registrant as shown below:

Series of Registrant	Sub-Adviser and Address
City National Rochdale High Yield Bond Fund	Guggenheim Partners Investment Management, LLC 100 Wilshire Boulevard, Suite 500 Santa Monica, California 90401
City National Rochdale Fixed Income Opportunities Fund	Seix Investment Advisors LLC

One Maynard Drive Suite 3200

Park Ridge, New Jersey 07656

Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222

GML Capital LLP

The Met Building

22 Percy Street

London W1T 2BU

United Kingdom

Alcentra Limited

160 Queen Victoria

London EC4V 4LA
United Kingdom

Alcentra NY, LLC

200 Park Avenue

New York, NY, 10166

Ashmore Investment Management Limited

61 Aldwych,

London, WC2B 4AE

United Kingdom

All Financial Partners II LLC

7 Partridge Hollow Road,

Greenwich CT

City National Rochdale Emerging Markets Short Term Fund	GML Capital LLP The Met Building 22 Percy Street London W1T 2BU United Kingdom

Item 34. Management Services.

There are no management-related service contracts not discussed in Parts A and B.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, City National Rochdale Funds, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Beverly Hills, the State of California, on this 9th day of October, 2018.

CITY NATIONAL ROCHDALE FUNDS

By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro
President, Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated on October 9, 2018.

Signature	Title	Date

/s/ Garrett D’Alessandro	President & Chief	October 9, 2018
Garrett D’Alessandro	Executive Officer

/s/ Eric Kleinschmidt	Treasurer	October 9, 2018
Eric Kleinschmidt

/s/ Vernon C. Kozlen*	Trustee	October 9, 2018
Vernon C. Kozlen

/s/ James R. Wolford*	Trustee	October 9, 2018
James R. Wolford

/s/ Daniel A. Hanwacker*	Trustee	October 9, 2018
Daniel A. Hanwacker

/s/ Jay C. Nadel*	Trustee	October 9, 2018
Jay C. Nadel

/s/ Andrew S. Clare*	Trustee	October 9, 2018
Andrew S. Clare

/s/ Jon C. Hunt*	Trustee	October 9, 2018
Jon C. Hunt

* By:	/s/ Garrett D’Alessandro
Garrett D’Alessandro, Attorney-in-Fact, pursuant to Power of Attorney